UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric International Equity Fund

Parametric Volatility Risk Premium – Defensive Fund

Parametric Emerging Markets Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	195,406	$1,985,325
Arcos Dorados Holdings, Inc., Class A(1)	368,914	3,689,140
Banco Macro SA, Class B ADR	11,287	1,421,259
BBVA Banco Frances SA ADR	25,288	557,348
Cresud SA ADR(1)	55,441	1,201,961
Grupo Financiero Galicia SA, Class B ADR	47,287	2,596,056
IRSA Inversiones y Representaciones SA ADR(1)	35,110	1,022,403
MercadoLibre, Inc.	17,522	4,210,712
Pampa Energia SA ADR(1)	58,999	4,001,902
Transportadora de Gas del Sur SA ADR(1)	20,764	440,612
YPF SA ADR	121,524	2,984,629

		$24,111,347

Bahrain — 0.7%
Ahli United Bank BSC	14,236,325	$9,782,275
Al Salam Bank-Bahrain BSC	11,920,388	2,929,962
GFH Financial Group BSC	11,076,329	4,903,997
Ithmaar Holding BSC(1)	14,771,027	1,813,917

		$19,430,151

Bangladesh — 0.7%
ACI, Ltd.	54,690	$373,654
Aftab Automobiles, Ltd.	349,827	284,583
Bangladesh Export Import Co., Ltd.(1)	3,652,155	1,227,909
Bangladesh Submarine Cable Co., Ltd.	192,647	254,661
Beximco Pharmaceuticals, Ltd.	457,495	538,000
BSRM Steels, Ltd.	1,068,413	1,029,266
City Bank, Ltd. (The)	1,250,881	726,003
CVO Petrochemical Refinery, Ltd.	88,500	206,017
Grameenphone, Ltd.	551,510	2,920,801
Heidelberger Cement Bangladesh, Ltd.	146,500	720,853
Islami Bank Bangladesh, Ltd.	1,269,074	508,397
Jamuna Oil Co., Ltd.	180,599	450,879
Khulna Power Co., Ltd.	757,470	606,813
LankaBangla Finance, Ltd.	514,337	394,547
Meghna Petroleum, Ltd.	174,079	411,828
National Bank, Ltd.(1)	3,910,869	611,669
Olympic Industries, Ltd.	607,819	1,872,490
Orion Pharma, Ltd.	258,206	150,711
Padma Oil Co., Ltd.	195,600	574,847
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	247,413
Pubali Bank, Ltd.	2,029,094	675,522
Renata, Ltd.	23,954	345,998
Singer Bangladesh, Ltd.	142,500	317,690
Social Islami Bank, Ltd.	1,610,176	550,378
Southeast Bank, Ltd.	1,630,632	417,566

Security	Shares	Value
Square Pharmaceuticals, Ltd.	433,431	$1,555,772
Summit Power, Ltd.	1,655,358	746,532
Titas Gas Transmission & Distribution Co., Ltd.	1,020,740	580,061
Unique Hotel & Resorts, Ltd.	1,020,672	662,179
United Airways Bangladesh, Ltd.(1)	6,170,401	402,548
United Commercial Bank, Ltd.	1,220,971	354,214

		$20,719,801

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,539,465	$879,963
Botswana Insurance Holdings, Ltd.	859,111	1,512,272
First National Bank of Botswana, Ltd.	7,940,100	1,748,248
Letshego Holdings, Ltd.	17,758,614	3,319,148
Sechaba Breweries Holdings, Ltd.	1,220,550	2,281,855
Standard Chartered Bank Botswana, Ltd.	531,120	269,657

		$10,011,143

Brazil — 5.7%
AES Tiete Energia SA	98,400	$389,533
AMBEV SA	1,387,850	8,866,831
B2W Cia Digital(1)	144,970	940,823
B3 SA - Brasil Bolsa Balcao	340,200	2,485,489
Banco Bradesco SA, PFC Shares	408,839	4,334,220
Banco do Brasil SA	172,498	1,816,046
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	434,657
BB Seguridade Participacoes SA	142,700	1,209,633
BR Malls Participacoes SA	146,211	566,734
Bradespar SA, PFC Shares	121,000	887,720
Braskem SA, PFC Shares	57,460	919,697
BRF SA(1)	288,140	3,897,593
CCR SA	634,000	3,527,283
Centrais Eletricas Brasileiras SA, PFC Shares	291,500	2,258,004
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,469,097
Cia de Saneamento Basico do Estado de Sao Paulo	195,260	1,778,726
Cia de Saneamento de Minas Gerais-COPASA	34,800	419,136
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	646,237
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,277,318
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	621,129
Cia Hering	68,200	608,761
Cia Paranaense de Energia, PFC Shares	85,800	655,440
Cia Siderurgica Nacional SA(1)	205,600	529,822
Cielo SA	1,955,606	13,378,920
Construtora Tenda SA(1)	55,284	288,985
Cosan SA Industria e Comercio	82,300	940,916
CPFL Energia SA	338,972	2,849,549
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	921,469
Duratex SA	162,858	475,934
EcoRodovias Infraestrutura e Logistica SA	166,400	620,573
EDP-Energias do Brasil SA	186,700	821,838
Eletropaulo Metropolitana SA, Class B, PFC Shares	117,480	529,348
Embraer SA	194,900	933,599
Embraer SA ADR	77,548	1,484,269
Engie Brasil Energia SA	126,500	1,384,373

Security	Shares	Value
Equatorial Energia SA	90,400	$1,685,691
Estacio Participacoes SA	124,600	1,117,145
Even Construtora e Incorporadora SA(1)	341,400	563,556
Ez Tec Empreendimentos e Participacoes SA	111,998	736,086
Fibria Celulose SA	69,257	1,108,095
Fleury SA	304,200	2,685,567
Gafisa SA	55,284	250,116
Gerdau SA, PFC Shares	290,100	971,050
Gol Linhas Aereas Inteligentes SA, PFC Shares	97,000	410,678
Hypermarcas SA	177,000	1,850,457
Iochpe Maxion SA	61,000	417,507
Itau Unibanco Holding SA, PFC Shares	344,780	4,431,877
Itausa-Investimentos Itau SA, PFC Shares	745,987	2,389,858
JBS SA	406,725	937,458
Klabin SA	10,100	58,353
Klabin SA, PFC Shares	983,700	1,028,415
Kroton Educacional SA	652,836	3,590,169
Light SA(1)	80,000	447,039
Localiza Rent a Car SA	105,784	1,871,342
Lojas Americanas SA, PFC Shares	342,800	1,842,211
Lojas Renner SA	328,270	3,460,016
Marcopolo SA, PFC Shares	585,600	710,675
Marfrig Global Foods SA(1)	287,155	564,426
Metalurgica Gerdau SA, PFC Shares	260,300	406,607
MRV Engenharia e Participacoes SA	205,500	794,661
Multiplus SA	60,200	699,294
Natura Cosmeticos SA	120,900	1,144,583
Odontoprev SA	688,600	3,313,228
Petroleo Brasileiro SA, PFC Shares	2,564,500	13,146,659
Prumo Logistica SA(1)	159,600	543,010
Qualicorp SA	485,600	5,195,488
Randon SA Implementos e Participacoes, PFC Shares	303,500	646,653
Rumo SA(1)	185,919	721,784
Smiles Fidelidade SA	22,500	588,069
Suzano Papel e Celulose SA, Class A, PFC Shares	223,625	1,389,752
Telefonica Brasil SA, PFC Shares	720,100	11,116,391
TIM Participacoes SA	1,498,150	5,555,149
Totvs SA	306,690	3,054,431
Transmissora Alianca de Energia Electrica SA	91,000	570,263
Ultrapar Participacoes SA	201,384	4,807,902
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	181,750	489,474
Vale SA, PFC Shares	996,840	9,062,459
Valid Solucoes SA	100,870	564,894
Via Varejo SA	49,500	341,520
Weg SA	631,040	4,104,952

		$166,554,712

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$768,750
Chimimport AD	329,922	347,377
MonBat AD	60,235	391,115
Petrol AD(1)(2)	102,500	0
Sopharma AD	354,600	889,811

		$2,397,053

Security	Shares	Value
Chile — 3.0%
AES Gener SA	1,904,140	$658,169
Aguas Andinas SA, Series A	1,752,898	1,142,985
AntarChile SA	99,315	1,693,091
Banco de Chile	17,553,528	2,689,086
Banco de Chile ADR	4,198	386,720
Banco de Credito e Inversiones	43,067	2,896,170
Banco Santander Chile	48,812,922	3,834,781
Banmedica SA	511,681	1,664,199
Cap SA	79,412	862,446
Cencosud SA	1,566,681	4,677,027
Cia Cervecerias Unidas SA	207,308	2,952,734
Cia Sud Americana de Vapores SA(1)	14,510,741	826,710
Colbun SA	4,152,944	972,511
Embotelladora Andina SA, Class B, PFC Shares	393,044	1,985,445
Empresa Nacional de Telecomunicaciones SA	312,724	3,616,386
Empresas CMPC SA	1,354,882	4,340,646
Empresas COPEC SA	722,713	11,133,948
Enel Americas SA	17,888,503	3,836,563
Enel Chile SA	12,287,847	1,432,569
Enel Generacion Chile SA	2,105,520	1,845,527
Engie Energia Chile SA	328,455	696,596
Forus SA	132,100	574,934
Grupo Security SA	1,300,000	590,265
Inversiones Aguas Metropolitanas SA	274,415	491,097
Inversiones La Construccion SA	34,520	588,432
Itau CorpBanca	133,731,904	1,258,629
Latam Airlines Group SA	412,844	5,701,781
Parque Arauco SA	541,699	1,565,220
Quinenco SA	339,935	1,052,252
Ripley Corp. SA	1,112,971	1,171,640
S.A.C.I. Falabella	983,566	9,426,903
Sigdo Koppers SA	440,196	850,721
Sociedad Matriz SAAM SA	6,242,812	637,572
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	101,959	6,085,180
Sonda SA	1,339,543	2,609,841
Vina Concha y Toro SA	864,834	1,525,706

		$88,274,482

China — 12.8%
3SBio, Inc.(1)(3)	1,558,500	$2,791,392
AECC Aviation Power Co., Ltd.	40,221	184,688
Agile Group Holdings, Ltd.	1,096,000	1,599,016
Agricultural Bank of China, Ltd., Class H	2,350,000	1,106,833
Aier Eye Hospital Group Co., Ltd., Class A	66,500	277,759
Air China, Ltd., Class H	1,646,000	1,569,464
Aisino Corp.	70,100	198,387
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	4,003,112
Angang Steel Co., Ltd., Class H	1,994,000	1,747,981
Anhui Conch Cement Co., Ltd., Class H	923,000	3,953,848
ANTA Sports Products, Ltd.	658,000	2,943,144
AVIC Aircraft Co., Ltd., Class A	125,600	348,512
Baidu, Inc. ADR(1)	20,900	5,098,346
Bank of Beijing Co., Ltd.	182,760	202,743
Bank of China, Ltd., Class H	6,646,000	3,321,423

Security	Shares	Value
Bank of Communications, Ltd., Class H	2,468,900	$1,863,855
Bank of Nanjing Co., Ltd.	169,400	204,075
Bank of Ningbo Co., Ltd., Class A	115,300	298,455
Beijing Capital Co., Ltd.	323,000	287,693
Beijing Capital International Airport Co., Ltd., Class H	918,000	1,507,468
Beijing Enterprises Holdings, Ltd.	171,500	1,019,612
Beijing Enterprises Water Group, Ltd.	3,236,000	2,719,294
Beijing Orient Landscape & Environment Co., Ltd., Class A	79,000	268,150
Beijing Originwater Technology Co., Ltd., Class A	127,500	367,443
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	75,700	400,997
Beijing Tongrentang Co., Ltd.	42,800	217,455
Beijing Water Business Doctor Co., Ltd., Class A	146,300	430,003
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	186,280
BOE Technology Group Co., Ltd., Class A	759,600	713,141
Brilliance China Automotive Holdings, Ltd.	1,086,000	2,752,064
BYD Co., Ltd., Class H	401,200	3,507,986
Cangzhou Mingzhu Plastic Co., Ltd., Class A	104,020	211,306
CGN Power Co., Ltd., Class H(3)	6,666,000	1,958,259
Changchun High & New Technology Industries, Inc., Class A	10,400	266,364
Changjiang Securities Co., Ltd., Class A	213,800	290,492
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	214,376
China Agri-Industries Holdings, Ltd.	2,074,000	1,013,608
China Biologic Products Holdings, Inc.(1)	32,700	2,541,117
China Bluechemical, Ltd., Class H	1,270,000	379,611
China Cinda Asset Management Co., Ltd., Class H	1,495,000	580,946
China CITIC Bank Corp., Ltd., Class H	840,000	541,251
China Coal Energy Co., Ltd., Class H	2,967,000	1,358,897
China Communications Construction Co., Ltd., Class H	1,612,000	1,957,929
China Communications Services Corp., Ltd., Class H	1,642,000	996,498
China Construction Bank Corp., Class H	7,084,630	6,331,640
China Dongxiang Group Co., Ltd.	4,257,000	791,644
China Everbright Bank Co., Ltd.	341,400	208,673
China Everbright International, Ltd.	880,000	1,241,552
China Everbright, Ltd.	408,000	968,131
China Evergrande Group(1)	774,000	2,985,592
China Fortune Land Development Co., Ltd.	52,329	243,110
China Gas Holdings, Ltd.	1,294,000	3,933,918
China Gezhouba Group Co., Ltd.	152,700	226,726
China Hongqiao Group, Ltd.(1)	410,000	492,363
China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	962,241
China International Travel Service Corp., Ltd.	63,000	393,633
China Jinmao Holdings Group, Ltd.	478,000	214,815
China Life Insurance Co., Ltd., Class H	584,000	1,936,135
China Longyuan Power Group Corp., Ltd., Class H	2,928,000	2,171,377
China Mengniu Dairy Co., Ltd.	2,187,000	6,060,616
China Merchants Bank Co., Ltd., Class H	497,524	1,899,874
China Merchants Energy Shipping Co., Ltd.	252,000	193,243
China Merchants Port Holdings Co., Ltd.	318,035	994,867
China Merchants Securities Co., Ltd.	77,000	217,406
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	188,374	516,359
China Minsheng Banking Corp., Ltd., Class H	1,350,240	1,308,003

Security	Shares	Value
China Mobile, Ltd.	1,959,500	$19,709,366
China Molybdenum Co., Ltd., Class H	4,203,000	2,735,833
China National Building Material Co., Ltd., Class H	3,868,000	3,264,700
China National Nuclear Power Co., Ltd.	210,800	247,867
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	256,757
China Oilfield Services, Ltd., Class H	1,420,000	1,260,577
China Overseas Land & Investment, Ltd.	1,358,160	4,409,967
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	969,786
China Petroleum & Chemical Corp., Class H	10,960,300	8,048,348
China Power International Development, Ltd.	1,381,000	439,064
China Railway Construction Corp., Ltd., Class H	1,393,500	1,750,006
China Railway Group, Ltd., Class H	2,179,000	1,751,487
China Resources Beer Holdings Co., Ltd.	964,000	2,782,144
China Resources Gas Group, Ltd.	742,000	2,717,973
China Resources Land, Ltd.	1,020,000	3,044,177
China Resources Phoenix Healthcare Holdings Co., Ltd.	355,000	466,262
China Resources Power Holdings Co., Ltd.	1,569,600	3,018,460
China Shenhua Energy Co., Ltd., Class H	1,500,500	3,589,598
China Shineway Pharmaceutical Group, Ltd.	381,000	357,102
China Shipbuilding Industry Co., Ltd.(1)(2)	185,800	87,049
China Southern Airlines Co., Ltd., Class H	2,200,000	1,626,510
China Sports Industry Group Co., Ltd.	69,000	138,103
China State Construction Engineering Corp., Ltd.	215,100	308,528
China Taiping Insurance Holdings Co., Ltd.	453,800	1,496,520
China Telecom Corp., Ltd., Class H	4,948,000	2,481,414
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,739,617
China Unicom (Hong Kong), Ltd.(1)	2,090,372	2,965,943
China United Network Communications, Ltd., Class A(1)	888,000	1,024,649
China Vanke Co., Ltd., Class H	742,520	2,643,175
China Yangtze Power Co., Ltd.	225,100	540,414
China Yurun Food Group, Ltd.(1)	1,776,000	214,051
Chongqing Changan Automobile Co., Ltd., Class A	98,800	201,251
CIFI Holdings Group Co., Ltd.	772,000	430,398
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	235,243
CITIC, Ltd.	1,152,000	1,687,605
CNOOC, Ltd.	4,530,000	6,185,230
COFCO Tunhe Sugar Co., Ltd.	118,100	163,936
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	954,157
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	996,697
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,694,975	1,478,986
COSCO SHIPPING Ports, Ltd.	1,250,000	1,448,609
Country Garden Holdings Co., Ltd.	1,353,631	2,145,788
CSPC Pharmaceutical Group, Ltd.	3,280,000	5,706,324
Ctrip.com International, Ltd. ADR(1)	75,854	3,632,648
Daqin Railway Co., Ltd.	191,900	263,651
Datang International Power Generation Co., Ltd., Class H(1)	4,476,000	1,509,410
Deluxe Family Co., Ltd.	146,700	155,359
Dong-E-E-Jiao Co., Ltd., Class A	41,400	400,367
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,698,708
Dr Peng Telecom & Media Group Co., Ltd.	104,900	309,086
East Money Information Co., Ltd., Class A	94,800	176,874
Financial Street Holdings Co., Ltd., Class A	242,398	424,523
Focus Media Information Technology Co., Ltd., Class A	163,620	294,032

Security	Shares	Value
Fullshare Holdings, Ltd.	4,362,500	$1,867,147
Fuyao Glass Industry Group Co., Ltd.	75,200	308,244
GD Power Development Co., Ltd.	528,500	269,671
Gemdale Corp.	169,600	302,566
GoerTek, Inc., Class A	63,700	212,888
Golden Eagle Retail Group, Ltd.	739,000	897,804
Great Wall Motor Co., Ltd., Class H	1,771,500	2,235,195
Gree Electric Appliances, Inc. of Zhuhai, Class A	93,300	599,211
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	287,553
Guangdong Golden Dragon Development, Inc., Class A	82,300	236,622
Guangdong Investment, Ltd.	2,338,000	3,387,314
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	150,300	573,821
Guanghui Energy Co., Ltd.	355,600	226,557
Guangxi Wuzhou Zhongheng Group Co., Ltd.	285,723	180,273
Guangzhou Automobile Group Co., Ltd., Class H	1,666,013	4,143,070
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,124,082
Guangzhou R&F Properties Co., Ltd., Class H	868,800	1,852,557
Guosen Securities Co., Ltd., Class A	117,628	231,753
Guoyuan Securities Co., Ltd., Class A	113,850	212,043
Haier Electronics Group Co., Ltd.	161,000	424,520
Han’s Laser Technology Industry Group Co., Ltd., Class A	42,100	304,155
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	94,600	561,117
Harbin Pharmaceutical Group Co., Ltd.(2)	150,900	132,516
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	243,856
Hengan International Group Co., Ltd.	665,000	6,557,808
Hengdeli Holdings, Ltd.	2,681,800	137,466
Hengtong Optic-electric Co., Ltd.	69,200	383,750
Hesteel Co., Ltd., Class A	506,400	320,480
Huadian Power International Corp., Ltd., Class H	1,100,000	456,990
Huadong Medicine Co., Ltd., Class A	48,574	387,104
Huaneng Power International, Inc., Class H	6,396,000	4,277,573
Huaneng Renewables Corp., Ltd., Class H	1,716,000	590,140
Huatai Securities Co., Ltd.	73,700	217,668
Huaxia Bank Co., Ltd.	146,972	201,748
Huayu Automotive Systems Co., Ltd.	82,008	314,768
Hubei Energy Group Co., Ltd., Class A	277,714	206,654
Humanwell Healthcare Group Co., Ltd.	69,600	199,504
Hundsun Technologies, Inc.	28,100	216,614
Iflytek Co., Ltd., Class A	46,500	376,283
iKang Healthcare Group, Inc. ADR(1)	36,000	512,280
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	4,036,409
Industrial Bank Co., Ltd.	163,702	431,107
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	278,584
Inner Mongolia Yili Industrial Group Co., Ltd.	237,200	1,058,853
Jiangsu Broadcasting Cable Information Network Corp., Ltd.	129,200	196,355
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	250,386
Jiangsu Expressway Co., Ltd., Class H	878,000	1,346,131
Jiangsu Hengrui Medicine Co., Ltd.	44,640	453,087
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	36,200	602,854
Jiangxi Copper Co., Ltd., Class H	1,803,000	2,878,951
Jiangxi Ganfeng Lithium Co., Ltd., Class A	34,100	451,135
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	60,400	216,296
Jinke Properties Group Co., Ltd., Class A	265,299	189,201

Security	Shares	Value
Jinyu Bio-Technology Co., Ltd.	56,840	$239,791
Jizhong Energy Resources Co., Ltd., Class A	231,400	214,217
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	297,600	226,900
Kangde Xin Composite Material Group Co., Ltd., Class A	76,700	281,726
Kangmei Pharmaceutical Co., Ltd.	93,100	299,794
Kingboard Chemical Holdings, Ltd.	472,600	2,804,434
Kingfa Sci & Tech Co., Ltd.	171,338	154,908
Kunlun Energy Co., Ltd.	1,734,000	1,608,082
Kweichow Moutai Co., Ltd.	18,000	1,683,019
KWG Property Holding, Ltd.	476,000	472,587
Lee & Man Paper Manufacturing, Ltd.	1,220,000	1,490,433
Lenovo Group, Ltd.	2,934,000	1,701,941
Lepu Medical Technology Beijing Co., Ltd., Class A	107,800	384,843
Li Ning Co., Ltd.(1)	774,208	676,414
Liaoning Cheng Da Co., Ltd.(1)	72,100	201,370
Longfor Properties Co., Ltd.	316,500	739,320
LONGi Green Energy Technology Co., Ltd.	101,600	503,739
Luxshare Precision Industry Co., Ltd., Class A	115,300	429,802
Luye Pharma Group, Ltd.	496,500	330,935
Luzhou Laojiao Co., Ltd., Class A	48,900	449,460
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	1,078,018
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	96,200	277,636
Midea Group Co., Ltd., Class A	74,600	574,196
NARI Technology Co., Ltd.	85,600	218,631
NetEase, Inc. ADR	6,200	1,747,904
Neusoft Corp.	74,400	176,754
New Oriental Education & Technology Group, Inc. ADR	45,800	3,812,392
Nine Dragons Paper Holdings, Ltd.	879,000	1,615,600
Oceanwide Holdings Co., Ltd., Class A	204,000	239,068
Offshore Oil Engineering Co., Ltd.	217,300	202,788
Oriental Energy Co., Ltd., Class A	132,900	219,915
PetroChina Co., Ltd., Class H	7,560,000	4,941,959
PICC Property & Casualty Co., Ltd., Class H	352,000	698,540
Ping An Bank Co., Ltd., Class A	429,188	747,471
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	3,822,753
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	237,545
Poly Property Group Co., Ltd.(1)	2,484,000	1,203,934
Poly Real Estate Group Co., Ltd.	271,600	446,397
Power Construction Corp. of China, Ltd.	187,000	220,743
Qingdao Haier Co., Ltd.	133,100	347,445
RiseSun Real Estate Development Co., Ltd., Class A	249,300	357,456
SAIC Motor Corp., Ltd.	82,400	391,724
Sanan Optoelectronics Co., Ltd.	125,500	489,217
Sany Heavy Industry Co., Ltd.	219,800	272,033
SDIC Power Holdings Co., Ltd.	200,900	227,418
Semiconductor Manufacturing International Corp.(1)	1,823,200	2,797,579
Shandong Gold Mining Co., Ltd.	42,500	189,279
Shandong Nanshan Aluminum Co., Ltd.	409,500	239,290
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,542,680
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,900	169,046
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	1,095,702
Shanghai Industrial Holdings, Ltd.	304,000	933,878

Security	Shares	Value
Shanghai Jahwa United Co., Ltd.	52,000	$288,347
Shanghai Oriental Pearl Group Co., Ltd.	58,400	179,503
Shanghai Pudong Development Bank Co., Ltd.	244,400	465,486
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,395	197,838
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	214,951
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	223,694
Shenergy Co., Ltd.	227,800	202,173
Shenwan Hongyuan Group Co., Ltd., Class A	389,701	332,297
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	262,185
Shenzhen Investment, Ltd.	674,000	300,682
Shenzhen O-film Tech Co., Ltd., Class A	65,800	233,957
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	233,437
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	114,200	191,821
Shimao Property Holdings, Ltd.	763,500	1,600,430
Siasun Robot & Automation Co., Ltd., Class A(1)	114,800	359,073
Sichuan Changhong Electric Co., Ltd.	307,800	172,863
Sichuan Chuantou Energy Co., Ltd.	152,000	229,637
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	1,143,548
SINA Corp.	22,900	2,465,185
Sino Biopharmaceutical, Ltd.	6,022,000	7,042,005
Sino-Ocean Group Holding, Ltd.	2,570,500	1,678,656
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,245,000	3,128,504
Sinopharm Group Co., Ltd., Class H	1,298,800	5,815,385
Sohu.com, Inc.(1)	10,300	589,469
Sun Art Retail Group, Ltd.	1,476,000	1,491,913
Sunac China Holdings, Ltd.	406,000	2,068,520
Suning Commerce Group Co., Ltd., Class A	144,800	315,628
Sunshine City Group Co., Ltd., Class A	206,192	224,254
Tasly Pharmaceutical Group Co., Ltd.	33,400	191,951
TBEA Co., Ltd.	168,237	255,237
TCL Corp., Class A	373,200	244,540
Tencent Holdings, Ltd.	296,902	13,344,287
Tianqi Lithium Corp., Class A	39,000	447,549
Tingyi (Cayman Islands) Holding Corp.	2,176,000	3,431,239
Tonghua Dongbao Pharmaceutical Co., Ltd.	71,640	234,170
Tongling Nonferrous Metals Group Co., Ltd., Class A(1)	776,200	341,083
Tsinghua Tongfang Co., Ltd.	100,600	164,074
Tsingtao Brewery Co., Ltd., Class H	324,000	1,356,810
Tus-Sound Environmental Resources Co., Ltd., Class A	46,900	265,539
Wanhua Chemical Group Co., Ltd.	85,165	476,976
Want Want China Holdings, Ltd.	5,426,000	4,442,394
Weibo Corp. ADR(1)	2,290	212,168
Weichai Power Co., Ltd., Class H	887,600	1,105,261
West China Cement, Ltd.(1)	4,450,000	707,446
Western Mining Co., Ltd.	169,300	208,363
Western Securities Co., Ltd., Class A	104,100	222,362
WH Group, Ltd.(3)	3,559,000	3,606,623
Wintime Energy Co., Ltd.	327,670	173,071
Wuliangye Yibin Co., Ltd., Class A	63,100	634,674
Xinhu Zhongbao Co., Ltd.(1)	301,800	194,920
Yang Quan Coal Industry Group Co., Ltd.(1)	189,300	208,398
Yangzijiang Shipbuilding Holdings, Ltd.	1,535,000	1,773,324
Yanzhou Coal Mining Co., Ltd., Class H	1,416,000	1,413,298

Security	Shares	Value
Yonghui Superstores Co., Ltd.	304,700	$444,007
Yonyou Network Technology Co., Ltd.	58,800	206,083
Youngor Group Co., Ltd.	132,440	193,738
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	251,314
Yuexiu Property Co., Ltd.	1,590,000	308,126
Yunnan Baiyao Group Co., Ltd., Class A	30,400	481,009
Yunnan Chihong Zinc & Germanium Co., Ltd.(1)	160,600	171,074
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,182,646
Zhejiang China Commodities City Group Co., Ltd.	167,200	176,918
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	291,346
Zhejiang Expressway Co., Ltd., Class H	1,034,000	1,278,692
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,450	219,204
Zhejiang Longsheng Group Co., Ltd.	148,343	230,229
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	220,926
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	198,737
Zhengzhou Yutong Bus Co., Ltd.	66,400	254,907
Zhongjin Gold Corp., Ltd.	115,900	176,268
Zhongtian Financial Group Co., Ltd., Class A(2)	210,000	186,317
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	523,839
Zijin Mining Group Co., Ltd., Class H	8,448,000	2,923,505
ZTE Corp., Class H(1)	876,903	3,046,678

		$375,539,701

Colombia — 1.4%
Almacenes Exito SA	465,190	$2,498,711
Avianca Holdings SA, PFC Shares	551,298	483,873
Banco Davivienda SA, PFC Shares	99,500	980,592
Banco de Bogota SA	98,407	2,076,800
Bancolombia SA	114,355	1,060,078
Bancolombia SA ADR, PFC Shares	88,700	3,348,425
Celsia SA ESP	740,070	1,092,327
Cementos Argos SA	529,343	1,931,496
Cementos Argos SA, PFC Shares	253,603	812,817
Cemex Latam Holdings SA(1)	173,596	615,166
Corporacion Financiera Colombiana SA	74,770	702,954
Ecopetrol SA	11,994,305	6,564,823
Empresa de Energia de Bogota SA	4,082,407	2,677,274
Empresa de Telecommunicaciones de Bogota SA(1)	1,844,218	300,090
Grupo Argos SA	395,281	2,577,990
Grupo Argos SA, PFC Shares	108,995	659,262
Grupo Aval Acciones y Valores SA, PFC Shares	3,439,700	1,430,358
Grupo de Inversiones Suramericana SA	215,091	2,730,664
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	597,184
Grupo Nutresa SA	582,655	5,175,240
Interconexion Electrica SA	823,887	3,607,493

		$41,923,617

Croatia — 0.7%
AD Plastik DD	19,187	$499,478
Adris Grupa DD, PFC Shares	47,518	3,291,159
Atlantic Grupa DD	1,465	189,125
Atlantska Plovidba DD(1)	12,175	972,385
Ericsson Nikola Tesla DD	7,395	1,330,046

Security	Shares	Value
Hrvatski Telekom DD	185,995	$4,983,952
INA Industrija Nafte DD	900	462,037
Koncar-Elektroindustrija DD	8,576	920,889
Kras DD	4,381	310,740
Ledo DD(2)	978	265,151
Podravka Prehrambena Industrija DD	19,726	938,309
Valamar Riviera DD	754,570	5,364,305
Zagrebacka Banka DD	178,504	1,543,832

		$21,071,408

Czech Republic — 0.7%
CEZ AS	310,200	$6,801,850
Komercni Banka AS	170,428	7,327,766
Philip Morris CR AS	3,278	2,425,485
Unipetrol AS	209,352	3,572,811

		$20,127,912

Egypt — 1.6%
Alexandria Mineral Oils Co.	1,545,930	$1,148,330
Arab Cotton Ginning	1,993,380	699,238
Citadel Capital SAE(1)	2,280,400	173,169
Commercial International Bank Egypt SAE	2,349,243	10,522,935
Eastern Tobacco	538,424	9,725,825
Egypt Kuwait Holding Co. SAE	1,862,146	1,470,490
Egyptian Financial Group-Hermes Holding Co.	1,981,023	2,584,636
Egyptian Resorts Co.(1)	4,721,950	387,780
El Ezz Aldekhela Steel Alexandria(1)	4,000	129,550
ElSewedy Electric Co.	529,606	3,393,304
Ezz Steel(1)	1,265,460	1,234,357
Global Telecom Holding SAE(1)	12,928,866	4,918,131
Juhayna Food Industries	4,185,624	2,091,912
Maridive & Oil Services SAE(1)	2,013,484	563,780
Misr Beni-Suef Cement Co.	69,150	82,580
Orascom Telecom Media and Technology Holding SAE	21,964,609	1,020,346
Oriental Weavers Co.	936,875	957,594
Palm Hills Developments SAE(1)	3,564,918	829,625
Pioneers Holding(1)	953,068	503,620
QNB Alahli Bank SAE(1)	260,605	620,741
Sidi Kerir Petrochemicals Co.	1,365,164	1,603,347
Six of October Development & Investment Co.(1)	382,178	401,820
South Valley Cement(1)	704,261	231,478
Talaat Moustafa Group	2,277,606	1,225,130
Telecom Egypt	1,949,337	1,427,838

		$47,947,556

Estonia — 0.4%
AS Merko Ehitus	78,018	$855,911
AS Tallink Grupp	3,623,652	4,473,177
AS Tallinna Kaubamaja Grupp	192,740	2,049,880
AS Tallinna Vesi	116,590	1,657,133
Nordecon AS	145,374	220,256
Olympic Entertainment Group AS	831,290	1,801,168

		$11,057,525

Security	Shares	Value
Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$16,586
CAL Bank, Ltd.(1)	1,805,732	429,501
Ghana Commercial Bank, Ltd.	1,626,918	1,553,736
Produce Buying Co., Ltd.(1)	582,428	7,920
Standard Chartered Bank of Ghana, Ltd.	209,400	928,768

		$2,936,511

Greece — 1.4%
Aegean Airlines SA	78,939	$718,263
Aegean Marine Petroleum Network, Inc.	66,025	297,113
Alpha Bank AE(1)	994,698	1,983,352
Athens Water Supply & Sewage Co. SA	104,694	750,605
Costamare, Inc.	108,419	673,282
Diana Shipping, Inc.(1)	182,990	739,280
Ellaktor SA(1)	333,206	633,612
Eurobank Ergasias SA(1)	668,793	546,288
FF Group(1)	46,335	970,762
GasLog, Ltd.	70,301	1,212,692
GEK Terna Holding Real Estate Construction SA(1)	240,147	1,186,356
Grivalia Properties REIC AE	14,830	154,720
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,291,844
Hellenic Petroleum SA	127,570	1,126,453
Hellenic Telecommunications Organization SA	515,132	6,121,569
Holding Co. ADMIE IPTO SA(1)	469,250	1,005,347
JUMBO SA	135,382	2,176,242
Motor Oil (Hellas) Corinth Refineries SA	119,734	2,867,129
Mytilineos Holdings SA(1)	226,913	2,375,826
National Bank of Greece SA(1)	9,050,198	2,993,350
Navios Maritime Acquisition Corp.	120,006	150,008
Navios Maritime Holdings, Inc.(1)	293,886	534,873
OPAP SA	249,882	2,799,757
Public Power Corp. SA(1)	447,585	970,227
StealthGas, Inc.(1)	63,078	222,665
Terna Energy SA	112,955	549,104
Titan Cement Co. SA	180,471	4,361,754
Tsakos Energy Navigation, Ltd.	137,300	616,477

		$40,028,950

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,023,950	$1,776,899
MOL Hungarian Oil & Gas PLC	582,632	6,977,414
OTP Bank PLC	167,974	6,771,990
Richter Gedeon Nyrt.	256,699	6,385,274

		$21,911,577

India — 6.3%
ABB India, Ltd.	19,900	$426,105
ACC, Ltd.	45,970	1,284,450
Adani Enterprises, Ltd.	180,900	370,477
Adani Ports and Special Economic Zone, Ltd.	715,048	4,759,787
Adani Power, Ltd.(1)	556,250	282,430
Adani Transmission, Ltd.(1)	299,124	961,223
Aditya Birla Capital, Ltd.(1)	94,280	258,876

Security	Shares	Value
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	$222,223
Ambuja Cements, Ltd.	436,320	1,896,101
Asian Paints, Ltd.	102,017	1,864,715
Axis Bank, Ltd.	189,668	1,539,363
Bajaj Auto, Ltd.	33,912	1,708,311
Bank of Baroda	175,282	460,999
Bank of India(1)	109,562	325,072
Bharat Forge, Ltd.	127,300	1,389,562
Bharat Heavy Electricals, Ltd.	648,450	981,774
Bharat Petroleum Corp., Ltd.	192,772	1,609,606
Bharti Airtel, Ltd.	1,816,136	13,974,596
Biocon, Ltd.	181,800	1,010,061
Canara Bank	67,631	425,446
CG Power and Industrial Solutions, Ltd.(1)	213,600	273,893
Cipla, Ltd.	237,210	2,294,907
Coal India, Ltd.	402,200	1,783,186
Colgate-Palmolive (India), Ltd.	89,800	1,473,769
Container Corp. of India, Ltd.	67,800	1,445,594
Crompton Greaves Consumer Electricals, Ltd.	213,600	728,585
Cummins India, Ltd.	49,900	697,372
Dabur India, Ltd.	504,400	2,596,181
Divi’s Laboratories, Ltd.	93,600	1,274,863
DLF, Ltd.	88,900	277,171
Dr. Reddy’s Laboratories, Ltd.	48,300	1,801,884
GAIL (India), Ltd.	472,222	3,392,309
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	344,863
Glenmark Pharmaceuticals, Ltd.	125,460	1,199,135
GMR Infrastructure, Ltd.(1)	1,721,400	512,413
Grasim Industries, Ltd.	67,343	1,279,476
Gujarat State Petronet, Ltd.	265,747	838,051
HCL Technologies, Ltd.	156,435	2,066,131
HDFC Bank, Ltd.	133,384	3,730,084
Hero MotoCorp, Ltd.	31,601	1,882,579
Hindalco Industries, Ltd.	515,910	2,134,210
Hindustan Petroleum Corp., Ltd.	190,488	1,314,481
Hindustan Unilever, Ltd.	329,643	6,307,712
Hindustan Zinc, Ltd.	148,400	723,714
Housing Development Finance Corp., Ltd.	129,630	3,405,791
ICICI Bank, Ltd.	282,999	1,326,208
IDBI Bank, Ltd.(1)	367,000	356,861
Idea Cellular, Ltd.	1,816,900	2,603,497
IDFC Bank, Ltd.	260,034	227,390
IDFC, Ltd.	260,034	253,194
IFCI, Ltd.(1)	673,372	253,299
Indiabulls Housing Finance, Ltd.	40,115	770,745
Indiabulls Real Estate, Ltd.(1)	91,200	318,782
Indian Hotels Co., Ltd. (The)(4)	32,856	57,600
Indian Hotels Co., Ltd. (The)(4)	164,280	288,542
Indian Oil Corp., Ltd.	283,600	1,820,938
Infosys, Ltd.	483,819	6,889,764
ITC, Ltd.	978,546	4,019,978
Jindal Steel & Power, Ltd.(1)	268,800	678,682
JSW Steel, Ltd.	442,738	1,775,462

Security	Shares	Value
Kotak Mahindra Bank, Ltd.	85,911	$1,362,578
Larsen & Toubro, Ltd.	256,557	4,850,101
LIC Housing Finance, Ltd.	49,663	459,821
Lupin, Ltd.	80,300	1,272,775
Mahindra & Mahindra, Ltd.	105,760	2,199,182
Maruti Suzuki India, Ltd.	27,850	3,536,852
Nestle India, Ltd.	11,930	1,326,837
NMDC, Ltd.	86,003	170,185
NTPC, Ltd.	1,745,919	4,867,589
Oil & Natural Gas Corp., Ltd.	694,501	2,052,132
Oracle Financial Services Software, Ltd.	13,345	719,457
Piramal Enterprises, Ltd.	76,807	3,249,210
Power Grid Corporation of India, Ltd.	1,431,367	4,682,890
Reliance Capital, Ltd.	36,735	326,866
Reliance Communications, Ltd.(1)	1,412,060	374,081
Reliance Home Finance, Ltd.(1)	36,735	48,917
Reliance Industries, Ltd.	811,896	11,843,994
Reliance Infrastructure, Ltd.	133,300	1,034,994
Reliance Power, Ltd.(1)	1,400,250	881,487
Siemens, Ltd.	47,180	926,280
State Bank of India	248,606	1,176,992
Steel Authority of India, Ltd.(1)	513,200	616,166
Sun Pharmaceutical Industries, Ltd.	498,368	4,253,269
Sun TV Network, Ltd.	55,449	733,897
Suzlon Energy, Ltd.(1)	2,099,450	550,303
Tata Communications, Ltd.	127,400	1,351,136
Tata Consultancy Services, Ltd.	123,237	4,985,409
Tata Global Beverages, Ltd.	279,500	983,328
Tata Motors, Ltd.(1)	362,950	2,403,417
Tata Power Co., Ltd. (The)	1,346,918	1,772,325
Tata Steel, Ltd.	149,296	1,623,088
Tech Mahindra, Ltd.	160,844	1,199,113
Titan Co., Ltd.	138,900	1,371,604
UltraTech Cement, Ltd.	30,328	2,062,359
Unitech, Ltd.(1)	2,836,900	294,088
United Spirits, Ltd.(1)	29,285	1,380,151
UPL, Ltd.	105,956	1,308,786
Vedanta, Ltd.	476,489	2,447,256
Voltas, Ltd.	214,800	1,883,632
Wipro, Ltd.	361,218	1,645,458
Yes Bank, Ltd.	224,815	1,094,000
Zee Entertainment Enterprises, Ltd.	227,750	1,912,040

		$184,404,518

Indonesia — 3.0%
Adaro Energy Tbk PT	23,914,000	$3,218,223
AKR Corporindo Tbk PT	4,864,500	2,672,735
Aneka Tambang Persero Tbk PT(1)	10,251,500	487,552
Astra Argo Lestari Tbk PT	775,000	832,940
Astra International Tbk PT	13,196,100	7,783,937
Bank Central Asia Tbk PT	3,075,800	4,738,087
Bank Danamon Indonesia Tbk PT	1,913,203	719,687
Bank Mandiri Persero Tbk PT	4,551,000	2,363,798

Security	Shares	Value
Bank Negara Indonesia Persero Tbk PT	1,726,700	$967,935
Bank Pan Indonesia Tbk PT(1)	4,945,000	397,548
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	192,961
Bank Rakyat Indonesia Persero Tbk PT	2,419,700	2,783,864
Bank Tabungan Negara Tbk PT	2,513,500	511,494
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bumi Serpong Damai Tbk PT	3,215,100	408,065
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,354,327
Energi Mega Persada Tbk PT(1)	8,046,150	58,752
Gudang Garam Tbk PT	295,000	1,522,450
Hanson International Tbk PT(1)	23,744,500	206,664
Indo Tambangraya Megah Tbk PT	652,700	1,068,494
Indocement Tunggal Prakarsa Tbk PT	2,435,200	4,029,498
Indofood Sukses Makmur Tbk PT	3,485,500	2,107,168
Indosat Tbk PT	1,634,500	723,054
Jasa Marga (Persero) Tbk PT	3,198,000	1,532,728
Kalbe Farma Tbk PT	61,346,500	7,237,184
Lippo Karawaci Tbk PT	6,134,800	312,168
Matahari Department Store Tbk PT	686,300	435,016
Matahari Putra Prima Tbk PT(1)	7,240,000	309,641
Medco Energi Internasional Tbk PT(1)	17,990,000	1,049,092
Media Nusantara Citra Tbk PT	3,201,000	368,119
Mitra Keluarga Karyasehat Tbk PT	3,345,900	458,919
MNC Investama Tbk PT(1)	49,042,500	354,294
Pembangunan Perumahan Persero Tbk PT	8,311,089	1,747,166
Perusahaan Gas Negara Persero Tbk PT	31,781,800	4,312,258
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	799,983
Semen Indonesia Persero Tbk PT	5,479,200	4,402,160
Sigmagold Inti Perkasa Tbk PT(1)(2)	17,097,000	50,424
Siloam International Hospitals Tbk PT(1)	2,296,600	1,651,286
Sugih Energy Tbk PT(1)(2)	50,181,300	74,000
Surya Semesta Internusa Tbk PT	14,275,000	621,110
Tambang Batubara Bukit Asam Tbk PT	1,343,500	1,137,001
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	7,702,577
Tower Bersama Infrastructure Tbk PT	2,272,900	1,142,134
Unilever Indonesia Tbk PT	746,500	2,730,044
United Tractors Tbk PT	2,381,583	6,086,558
Vale Indonesia Tbk PT(1)	5,222,500	1,132,663
Waskita Karya Persero Tbk PT	4,712,800	736,719
Wijaya Karya Beton Tbk PT	3,158,200	152,613
Wijaya Karya Persero Tbk PT	6,522,800	947,581
XL Axiata Tbk PT(1)	2,604,900	649,274

		$87,281,945

Jordan — 0.6%
Al-Eqbal Investment Co. PLC	70,342	$2,722,605
Alia The Royal Jordanian Airlines PLC(1)	249,829	158,047
Arab Bank PLC	903,834	6,755,181
Arab Potash Co. PLC	77,671	1,862,919
Bank of Jordan	276,495	1,068,894
Cairo Amman Bank	313,506	632,795
Capital Bank of Jordan	406,376	526,886
Jordan Ahli Bank	453,459	747,624

Security	Shares	Value
Jordan Islamic Bank	227,486	$1,199,835
Jordan Petroleum Refinery	450,709	1,735,695
Jordan Telecommunications Co.	120,379	358,305
Jordanian Electric Power Co.	395,572	1,038,375
Union Investment Corp. PLC(1)	99,181	165,663

		$18,972,824

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(5)	624,954	$6,101,692
KAZ Minerals PLC(1)	634,742	6,853,601
KazMunaiGas Exploration Production GDR(5)	496,151	5,083,584
Kcell JSC GDR(5)	513,405	2,766,863
Nostrum Oil & Gas PLC(1)	239,901	1,198,820

		$22,004,560

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$239,387
Bamburi Cement Co., Ltd.	564,900	961,233
Barclays Bank of Kenya, Ltd.	9,494,460	910,493
British American Tobacco Kenya, Ltd.	52,000	399,236
Co-operative Bank of Kenya, Ltd. (The)	7,647,436	1,180,234
East African Breweries, Ltd.	1,752,080	4,144,045
Equity Group Holdings, Ltd.	6,707,500	2,481,900
KCB Group, Ltd.	5,819,120	2,142,475
KenolKobil, Ltd.	5,013,500	720,078
Kenya Electricity Generating Co., Ltd.(1)	983,900	83,432
Kenya Power & Lighting, Ltd.	7,482,654	779,620
Nation Media Group, Ltd.	518,384	571,891
Safaricom, Ltd.	21,152,872	5,355,185
Standard Chartered Bank Kenya, Ltd.	219,542	465,318

		$20,434,527

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	1,676,506	$4,286,775
Ahli United Bank	352,908	464,348
Al Ahli Bank of Kuwait KSCP	587,702	612,368
Al-Mazaya Holding Co.	882,500	309,432
ALAFCO Aviation Lease and Finance Co. KSCP	830,284	1,057,542
Boubyan Bank KSCP	471,971	686,729
Boubyan Petrochemicals Co.	1,754,743	3,699,260
Burgan Bank SAK	562,380	624,779
Combined Group Contracting Co. KSC	149,084	245,389
Commercial Bank of Kuwait KSCP	472,404	632,411
Commercial Real Estate Co. KSCC	2,296,205	707,696
Gulf Bank	1,247,063	1,055,709
Gulf Cable & Electrical Industries Co. KSCP	308,785	471,748
Gulf National Holding Co.(1)(2)	595,711	0
Jazeera Airways Co. KSC	299,261	637,064
Kuwait Cement Co.	533,870	804,817
Kuwait Finance House KSCP	2,071,196	4,052,111
Kuwait International Bank	556,951	437,889
Kuwait Portland Cement Co. KSC	200,012	640,764
Kuwait Projects Co. Holdings KSC	476,189	534,839

Security	Shares	Value
Kuwait Real Estate Co. KSC(1)	2,762,965	$554,885
Mabanee Co. SAKC	588,595	1,525,762
Mezzan Holding Co. KSCC	138,999	372,817
Mobile Telecommunications Co.	4,568,989	7,026,232
National Bank of Kuwait SAK	2,190,745	5,551,787
National Industries Group Holding SAK(1)	2,272,316	1,162,508
National Investment Co.	581,744	196,941
National Real Estate Co. KPSC(1)	862,155	343,999
Qurain Petrochemical Industries Co. KSC	1,814,306	1,943,838
Sultan Center Food Products Co.(1)(2)	3,421,833	0
Warba Bank KSCP(1)	338,872	261,169

		$40,901,608

Latvia — 0.0%(6)
Grindeks	42,000	$398,067

		$398,067

Lebanon — 0.1%
Solidere GDR(1)(5)	316,363	$2,572,031

		$2,572,031

Lithuania — 0.1%
Apranga PVA	427,588	$1,290,089
Energijos Skirstymo Operatorius AB	128,934	131,727
Klaipedos Nafta AB	1,345,900	802,495
Pieno Zvaigzdes	104,200	168,834
Rokiskio Suris	122,500	406,544
Siauliu Bankas	1,919,893	1,373,537

		$4,173,226

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$323,376
Airasia Bhd	1,228,200	969,213
Alliance Bank Malaysia Bhd	560,300	488,288
AMMB Holdings Bhd	316,900	320,474
Astro Malaysia Holdings Bhd	979,300	650,036
Axiata Group Bhd	2,706,750	3,446,892
Berjaya Corp. Bhd(1)	2,090,591	165,415
Berjaya Sports Toto Bhd	830,250	472,616
Boustead Holdings Bhd	834,694	595,281
British American Tobacco Malaysia Bhd	109,700	1,016,054
Bumi Armada Bhd(1)	3,133,350	540,849
Bursa Malaysia Bhd	344,900	813,741
CIMB Group Holdings Bhd	892,200	1,293,990
Dialog Group Bhd	3,532,614	1,886,442
Digi.com Bhd	1,873,500	2,212,673
Felda Global Ventures Holdings Bhd	1,358,400	612,682
Gamuda Bhd	965,900	1,197,856
Genting Bhd	1,448,500	3,096,289
Genting Malaysia Bhd	2,155,600	2,562,109
Genting Plantations Bhd	261,700	660,256
Hartalega Holdings Bhd	118,600	213,602
Hong Leong Bank Bhd	116,000	436,729

Security	Shares	Value
Hong Leong Financial Group Bhd	198,300	$782,430
IHH Healthcare Bhd	4,325,800	5,764,319
IJM Corp. Bhd	1,567,680	1,181,270
IOI Corp. Bhd	2,439,818	2,571,088
IOI Properties Group Bhd	1,044,058	491,131
KLCCP Stapled Group	399,100	754,707
KNM Group Bhd(1)	5,003,150	331,190
Kuala Lumpur Kepong Bhd	358,700	2,085,078
Lafarge Malaysia Bhd	942,950	1,551,013
Magnum Bhd	940,340	388,688
Malayan Banking Bhd	1,117,087	2,440,837
Malaysia Airports Holdings Bhd	342,800	670,232
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	143,276
Malaysian Resources Corp. Bhd	761,400	190,612
Maxis Bhd	1,496,900	2,103,390
Media Prima Bhd	575,000	113,417
MISC Bhd	482,400	791,268
MMC Corp. Bhd	1,217,800	572,400
My EG Services Bhd	727,950	376,589
Nestle Malaysia Bhd	12,300	257,093
Petronas Chemicals Group Bhd	3,391,200	5,903,601
Petronas Dagangan Bhd	507,500	2,872,375
Petronas Gas Bhd	378,800	1,614,198
PPB Group Bhd	404,100	1,602,368
Press Metal Bhd	4,114,320	4,305,310
Public Bank Bhd	461,120	2,228,377
RHB Bank Bhd	662,800	795,325
Sapura Energy Bhd	5,340,168	2,020,896
Silverlake Axis, Ltd.	703,200	307,009
Sime Darby Bhd	1,193,039	2,592,839
Sunway Bhd	717,840	293,168
Supermax Corp. Bhd	1,732,700	724,440
Telekom Malaysia Bhd	1,249,900	1,875,543
Tenaga Nasional Bhd	1,933,125	6,849,269
Top Glove Corp. Bhd	1,427,800	2,158,114
UEM Sunrise Bhd(1)	1,683,050	441,436
UMW Holdings Bhd(1)	448,400	555,031
UMW Oil & Gas Corp. Bhd(1)	1,012,090	76,592
Unisem (M) Bhd	2,784,300	2,631,302
WCT Holdings Bhd(1)	734,737	287,994
YTL Corp. Bhd	2,920,734	876,222
YTL Power International Bhd	1,920,860	589,809

		$89,136,109

Mauritius — 0.7%
Alteo, Ltd.	852,532	$786,925
Attitude Property, Ltd.	700,989	240,003
CIEL, Ltd.	1,801,109	382,307
CIM Financial Services, Ltd.	2,982,000	831,210
ENL Land, Ltd.	41,615	52,188
LUX Island Resorts, Ltd.	987,060	1,820,657
MCB Group, Ltd.	1,269,389	10,148,126

Security	Shares	Value
Phoenix Beverages, Ltd.	24,345	$375,165
Rogers & Co., Ltd.	2,004,091	1,758,449
SBM Holdings, Ltd.	13,507,379	2,904,873
Sun, Ltd., Class A(1)	516,880	671,362
Terra Mauricia, Ltd.	594,238	512,933
United Basalt Products, Ltd.	334,219	1,160,404

		$21,644,602

Mexico — 5.2%
Alfa SAB de CV, Series A	5,242,472	$5,474,424
Alsea SAB de CV	694,800	2,102,693
America Movil SAB de CV, Series L	25,844,950	22,283,674
America Movil SAB de CV, Series L ADR	225,701	3,864,001
Arca Continental SAB de CV	403,380	2,567,131
Bolsa Mexicana de Valores SAB de CV	1,323,775	2,208,852
Cemex SAB de CV ADR(1)	238,073	1,930,772
Cemex SAB de CV, Series CPO(1)	7,728,239	6,284,416
Coca-Cola Femsa SAB de CV, Series L	319,500	2,159,803
El Puerto de Liverpool SAB de CV	163,780	1,117,908
Fibra Uno Administracion SA de CV	2,054,090	3,222,816
Fomento Economico Mexicano SAB de CV ADR	1,400	122,850
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	10,366,010
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,244,911
Gentera SAB de CV	2,133,200	2,158,597
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,587	3,523,638
Grupo Aeroportuario del Sureste SAB de CV, Class B	206,415	3,690,798
Grupo Bimbo SAB de CV, Series A	1,376,145	3,186,307
Grupo Carso SAB de CV, Series A1	934,900	3,030,223
Grupo Elektra SAB de CV	76,153	3,051,840
Grupo Financiero Banorte SAB de CV, Class O	1,803,600	10,687,024
Grupo Financiero Inbursa SAB de CV, Class O	3,836,400	6,599,526
Grupo Mexico SAB de CV, Series B	2,709,379	8,811,391
Grupo Sanborns SAB de CV	226,889	249,354
Grupo Simec SA de CV, Series B(1)	133,800	438,562
Grupo Televisa SAB ADR	431,500	9,445,535
Grupo Televisa SAB, Series CPO	1,550,600	6,787,401
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	958,200	1,743,795
Industrias CH SAB de CV, Series B(1)	225,500	898,624
Industrias Penoles SAB de CV	126,965	2,960,259
Infraestructura Energetica Nova SAB de CV	180,000	918,226
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,097,832
Mexichem SAB de CV	1,049,899	2,704,188
Minera Frisco SAB de CV(1)	714,800	421,682
Organizacion Soriana SAB de CV, Class B(1)	120,000	251,620
Promotora y Operadora de Infraestructura SAB de CV	345,845	3,288,565
Telesites SAB de CV(1)	1,386,268	1,026,048
Ternium SA ADR	26,100	809,361
TV Azteca SAB de CV, Series CPO	1,240,300	224,489
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,058,610

		$153,013,756

Morocco — 0.8%
Attijariwafa Bank	77,275	$3,857,457
Banque Centrale Populaire	71,323	2,265,081

Security	Shares	Value
BMCE Bank	63,923	$1,383,281
Cosumar	92,250	2,898,765
Douja Promotion Groupe Addoha SA	160,235	729,539
Label Vie	3,100	570,884
LafargeHolcim Maroc SA	17,330	3,492,944
Lesieur Cristal	53,800	924,986
Managem SA	2,236	389,543
Maroc Telecom	299,850	4,270,569
Samir(1)(2)	15,717	0
Taqa Morocco	13,828	1,264,400

		$22,047,449

Nigeria — 0.7%
Access Bank PLC	26,850,917	$738,256
Afriland Properties PLC(1)(2)	1,169,236	8,704
Dangote Cement PLC	4,601,375	2,854,975
Dangote Sugar Refinery PLC	5,586,250	232,349
Diamond Bank PLC(1)	16,654,000	47,209
Ecobank Transnational, Inc.	14,145,874	669,036
FBN Holdings PLC	40,511,481	693,606
FCMB Group PLC	14,697,603	44,436
Fidelity Bank PLC	22,430,824	94,958
Flour Mills of Nigeria PLC	2,057,956	180,163
Forte Oil PLC(1)	1,622,126	186,603
Guaranty Trust Bank PLC	28,968,558	3,391,947
Guiness Nigeria PLC	1,391,550	389,468
Lafarge Africa PLC	5,098,121	692,094
Lekoil, Ltd.(1)	2,651,411	642,013
Nestle Nigeria PLC	413,429	1,435,319
Nigerian Breweries PLC	4,747,707	1,983,608
Oando PLC(1)(2)	27,394,906	364,657
PZ Cussons Nigeria PLC	2,100,282	128,421
SEPLAT Petroleum Development Co. PLC(1)(3)	996,758	1,404,338
Skye Bank PLC(1)	16,828,665	23,382
Stanbic IBTC Holdings PLC	1,977,675	240,340
Transnational Corp. of Nigeria PLC(1)	19,112,836	76,264
UAC of Nigeria PLC	4,651,935	232,743
Unilever Nigeria PLC	2,740,833	310,614
United Bank for Africa PLC	29,618,308	792,686
Zenith Bank PLC	31,763,724	2,253,501

		$20,111,690

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	1,033,027	$346,758
Bank Dhofar SAOG	2,090,131	1,070,371
Bank Muscat SAOG	2,646,084	2,711,813
Bank Sohar SAOG	2,706,490	1,114,963
Dhofar International Development & Investment Holding SAOG	339,824	272,941
HSBC Bank Oman SAOG	915,535	277,855
National Bank of Oman SAOG	1,631,544	783,777
Oman Cables Industry SAOG	127,600	409,059
Oman Cement Co. SAOG	951,260	1,013,876
Oman Flour Mills Co. SAOG	90,796	206,334
Oman Telecommunications Co. SAOG	936,551	2,874,134

Security	Shares	Value
Ominvest	1,442,590	$1,688,490
Ooredoo	731,509	1,054,268
Phoenix Power Co. SAOC	2,829,100	992,287
Raysut Cement Co. SAOG	634,342	1,448,932
Renaissance Services SAOG(1)	1,523,972	851,148
Sembcorp Salalah Power & Water Co.	1,120,000	669,524

		$17,786,530

Pakistan — 1.1%
Adamjee Insurance Co., Ltd.	1,115,744	$556,539
Bank Alfalah, Ltd.(1)	2,236,538	861,407
Cherat Cement Co., Ltd.	231,500	228,733
D.G. Khan Cement Co., Ltd.	322,232	420,051
Engro Corp., Ltd.	487,387	1,286,767
Engro Fertilizers, Ltd.	610,528	376,575
Engro Foods, Ltd.	512,800	402,387
Fatima Fertilizer Co., Ltd.	680,500	197,022
Fauji Cement Co., Ltd.	1,580,000	417,633
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	323,868
Fauji Fertilizer Co., Ltd.	1,398,110	1,061,581
Ferozsons Laboratories, Ltd.	38,000	97,744
Habib Bank, Ltd.	1,125,817	1,715,241
Hub Power Co., Ltd.	3,388,900	3,313,562
K-Electric, Ltd.(1)	11,230,000	590,827
Kot Addu Power Co., Ltd.	1,364,400	831,551
Lucky Cement, Ltd.	303,500	1,400,759
Maple Leaf Cement Factory, Ltd.	624,937	397,993
Mari Petroleum Co., Ltd.	43,100	592,938
MCB Bank, Ltd.	1,209,730	2,295,785
Millat Tractors, Ltd.	97,690	1,022,333
National Bank of Pakistan	672,540	282,933
Nishat Mills, Ltd.	2,394,071	2,975,327
Oil & Gas Development Co., Ltd.	1,122,391	1,528,511
Pak Elektron, Ltd.	892,000	503,977
Pak Suzuki Motor Co., Ltd.	106,700	517,106
Pakistan Oilfields, Ltd.	188,600	1,053,670
Pakistan Petroleum, Ltd.	837,777	1,433,384
Pakistan State Oil Co., Ltd.	507,504	1,637,644
Pakistan Telecommunication Co., Ltd.	1,949,200	244,366
Searle Co., Ltd. (The)	692,403	2,009,686
SUI Southern Gas Co., Ltd.(1)	1,500,051	432,637
TRG Pakistan(1)	1,992,000	611,441
United Bank, Ltd.	556,245	944,379

		$32,566,357

Panama — 0.3%
Copa Holdings SA, Class A	65,167	$8,027,923

		$8,027,923

Peru — 1.7%
Alicorp SAA	2,725,318	$8,510,068
BBVA Banco Continental SA	558,247	736,773
Cementos Pacasmayo SAA	192,689	503,878
Cia de Minas Buenaventura SA ADR	281,597	3,883,223

Security	Shares	Value
Cia Minera Milpo SA	676,862	$1,030,754
Credicorp, Ltd.	75,400	15,791,776
Engie Energia Peru SA	15,994	38,035
Ferreycorp SAA	3,127,077	2,443,555
Grana y Montero SAA(1)	1,317,329	1,191,493
Intercorp Financial Services, Inc.	58,290	2,273,310
Southern Copper Corp.	254,976	10,951,219
Volcan Cia Minera SAA, Class B	3,886,275	1,912,949

		$49,267,033

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	1,554,400	$2,257,942
Aboitiz Power Corp.	3,330,700	2,742,282
ABS-CBN Holdings Corp. PDR	138,370	105,710
Alliance Global Group, Inc.(1)	2,794,300	866,775
Ayala Corp.	181,315	3,618,160
Ayala Land, Inc.	4,407,900	3,691,882
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	1,157,055	2,198,706
BDO Unibank, Inc.	1,277,344	3,403,774
Bloomberry Resorts Corp.(1)	12,417,700	2,273,537
Cosco Capital, Inc.	3,726,300	615,239
D&L Industries, Inc.	4,814,000	968,146
DMCI Holdings, Inc.	3,819,500	1,134,490
Emperador, Inc.	4,313,300	601,735
Energy Development Corp.	16,100,700	1,800,754
Filinvest Land, Inc.	9,303,000	357,231
First Gen Corp.	2,859,922	974,113
First Philippine Holdings Corp.	587,500	727,029
Globe Telecom, Inc.	45,740	1,810,219
GT Capital Holdings, Inc.	55,025	1,258,914
International Container Terminal Services, Inc.	666,670	1,365,403
JG Summit Holdings, Inc.	1,959,520	2,921,934
Jollibee Foods Corp.	1,179,850	5,697,335
Lopez Holdings Corp.	4,600,000	517,810
LT Group, Inc.	1,873,000	652,476
Manila Electric Co.	523,630	2,960,134
Manila Water Co.	1,633,000	980,995
Megaworld Corp.	12,596,000	1,300,497
Melco Resorts And Entertainment (Philippines) Corp.(1)	3,711,400	488,040
Metro Pacific Investments Corp.	7,682,400	1,012,480
Metropolitan Bank & Trust Co.	967,766	1,623,980
Nickel Asia Corp.	5,281,800	716,678
Petron Corp.	4,267,400	805,697
Philex Mining Corp.	6,094,825	899,180
PLDT, Inc.	214,145	7,101,805
Puregold Price Club, Inc.	2,240,100	2,213,398
Robinsons Land Corp.	1,187,900	581,187
Robinsons Retail Holdings, Inc.	1,269,250	2,386,128
San Miguel Corp.	375,000	748,614
Security Bank Corp.	243,300	1,159,752
Semirara Mining & Power Corp.	3,622,920	2,982,290
SM Investments Corp.	329,603	6,104,207

Security	Shares	Value
SM Prime Holdings, Inc.	8,118,399	$5,824,251
SSI Group, Inc.(1)	2,061,000	154,881
Travellers International Hotel Group, Inc.	3,521,900	266,544
Universal Robina Corp.	1,737,930	4,810,240
Vista Land & Lifescapes, Inc.	3,675,000	433,434

		$88,116,008

Poland — 2.9%
Alior Bank SA(1)	65,097	$1,293,097
AmRest Holdings SE(1)	12,198	1,183,190
Asseco Poland SA	480,583	6,300,488
Bank Handlowy w Warszawie SA	39,181	801,229
Bank Millennium SA(1)	687,285	1,506,321
Bank Pekao SA	102,868	3,361,304
Bank Zachodni WBK SA	19,800	1,986,596
Boryszew SA(1)	122,670	336,932
Budimex SA	33,545	1,719,203
CCC SA	38,814	2,910,458
Ciech SA(1)	42,262	718,489
Cyfrowy Polsat SA	342,382	2,384,766
Enea SA	392,460	1,501,807
Energa SA	367,797	1,278,151
Eurocash SA	317,200	3,208,026
Getin Noble Bank SA(1)	774,062	342,349
Grupa Azoty SA	74,494	1,493,620
Grupa Lotos SA	74,062	1,343,072
ING Bank Slaski SA(1)	35,724	1,943,446
Jastrzebska Spolka Weglowa SA(1)	80,467	2,163,996
KGHM Polska Miedz SA	151,583	5,123,643
LPP SA	2,021	4,759,865
Lubelski Wegiel Bogdanka SA	12,326	249,790
mBank SA(1)	11,330	1,432,644
Netia SA	841,829	948,141
Orange Polska SA(1)	1,362,301	2,099,224
PGE SA(1)	1,443,963	5,177,377
PKP Cargo SA(1)	51,483	734,766
Polski Koncern Naftowy ORLEN SA	227,752	8,055,476
Polskie Gornictwo Naftowe i Gazownictwo SA	1,282,036	2,355,960
Powszechna Kasa Oszczednosci Bank Polski SA(1)	630,169	6,707,086
Powszechny Zaklad Ubezpieczen SA	439,397	5,670,697
Synthos SA	860,839	1,165,364
Tauron Polska Energia SA(1)	1,898,392	1,835,539

		$84,092,112

Qatar — 1.0%
Aamal Co. QSC	230,040	$456,959
Al Meera Consumer Goods Co.	12,300	457,695
Barwa Real Estate Co.	93,367	732,270
Commercial Bank PQSC (The)(1)	129,780	893,315
Doha Bank QPSC	125,995	929,565
Gulf International Services QSC	124,213	570,128
Industries Qatar	130,200	3,254,020
Masraf Al Rayan QSC	267,194	2,504,193
Medicare Group	18,044	323,229

Security	Shares	Value
Ooredoo QPSC	171,500	$3,850,096
Qatar Electricity & Water Co. QSC	65,558	3,138,605
Qatar Gas Transport Co., Ltd.	368,081	1,461,101
Qatar Insurance Co.	90,126	1,049,474
Qatar International Islamic Bank	45,943	582,374
Qatar Islamic Bank	54,850	1,391,422
Qatar National Bank QPSC	152,313	4,853,797
Qatar National Cement Co. QSC	38,265	629,967
Qatar Navigation QSC	61,021	854,121
Qatari Investors Group	99,029	760,896
United Development Co. QSC	117,835	410,567
Vodafone Qatar QSC(1)	726,000	1,330,414

		$30,434,208

Romania — 0.7%
Banca Transilvania SA	9,671,448	$5,385,815
BRD-Groupe Societe Generale SA	677,012	2,130,667
OMV Petrom SA	45,352,995	3,282,343
Societatea Energetica Electrica SA	622,400	2,034,187
Societatea Nationala de Gaze Naturale ROMGAZ SA	326,225	2,595,993
Societatea Nationala Nuclearelectrica SA	794,100	1,442,441
Transelectrica SA	369,345	2,429,862
Transgaz SA Medias	13,144	1,330,384

		$20,631,692

Russia — 5.7%
Aeroflot PJSC	1,198,156	$3,689,059
Alrosa PJSC	650,100	840,143
Evraz PLC	448,755	1,719,952
Federal Grid Co. Unified Energy System PJSC	503,215,440	1,366,831
Gazprom PJSC ADR	3,076,995	13,216,967
Globaltrans Investment PLC GDR(5)	240,858	2,220,378
Inter RAO UES PJSC	57,666,070	3,548,567
Lenta, Ltd. GDR(1)(5)	168,201	1,061,318
LSR Group PJSC GDR(5)	186,400	536,818
Lukoil PJSC ADR(4)	23,800	1,262,114
Lukoil PJSC ADR(4)	229,382	12,184,398
Luxoft Holding, Inc.(1)	19,800	921,690
Magnit PJSC	62,447	8,194,252
Magnit PJSC GDR(5)	83,194	2,354,454
Magnitogorsk Iron & Steel Works PJSC	721,700	542,894
Magnitogorsk Iron & Steel Works PJSC GDR(5)	46,201	450,191
Mail.ru Group, Ltd. GDR(1)(5)	179,909	5,845,528
Mechel PJSC ADR(1)	189,000	935,550
MegaFon PJSC GDR(4)(5)	42,781	447,061
MegaFon PJSC GDR(4)(5)	120,383	1,258,181
MMC Norilsk Nickel PJSC ADR(4)	42,423	783,001
MMC Norilsk Nickel PJSC ADR(4)	519,111	9,552,702
Mobile TeleSystems PJSC	1,793,567	8,657,536
Moscow Exchange MICEX-RTS PJSC	1,046,040	2,117,834
Mosenergo PJSC	8,811,603	461,643
Novatek PJSC GDR(5)	39,308	4,486,442
Novolipetsk Steel PJSC GDR	91,890	2,118,516
PhosAgro PJSC GDR(4)(5)	12,600	173,250

Security	Shares	Value
PhosAgro PJSC GDR(4)(5)	28,064	$385,862
PIK Group PJSC(1)	12,354	65,701
Polymetal International PLC	261,058	3,032,846
QIWI PLC ADR	66,466	1,130,587
Rosneft Oil Co. PJSC GDR(4)(5)	3,905	21,399
Rosneft Oil Co. PJSC GDR(4)(5)	613,543	3,363,826
Rosseti PJSC	48,171,437	785,886
Rostelecom PJSC	1,498,617	1,746,739
RusHydro PJSC	215,598,080	3,000,165
Sberbank of Russia PJSC	5,813,048	19,346,767
Severstal PJSC GDR(5)	194,350	2,964,152
Sistema PJSC FC	7,170,878	1,614,755
Sollers PJSC(1)	24,262	256,063
Surgutneftegas OJSC ADR(4)	45,600	227,544
Surgutneftegas OJSC ADR(4)	527,704	2,637,413
Surgutneftegas OJSC, PFC Shares	5,198,000	2,594,046
Tatneft PJSC ADR(4)	6,500	291,980
Tatneft PJSC ADR(4)	124,300	5,595,430
TMK PJSC GDR(5)	64,757	356,106
Transneft PJSC, PFC Shares	945	2,977,123
Unipro PJSC	8,737,000	383,420
VEON, Ltd. ADR	523,584	2,047,213
VTB Bank PJSC	2,908,170,000	2,986,593
X5 Retail Group NV GDR(1)(5)	182,744	7,511,139
Yandex NV, Class A(1)	352,400	11,921,692

		$168,191,717

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$1,367,804
Gorenje DD	107,568	715,701
KRKA DD	94,452	6,036,978
Luka Koper	78,796	2,820,553
Petrol	8,674	3,587,313
Pozavarovalnica Sava DD	106,811	1,990,604
Telekom Slovenije DD	27,437	2,654,967
Zavarovalnica Triglav DD	75,019	2,439,451

		$21,613,371

South Africa — 5.6%
AECI, Ltd.	73,130	$546,564
African Phoenix Investments, Ltd.(1)	1,537,194	74,041
African Rainbow Minerals, Ltd.	94,900	832,824
Anglo American Platinum, Ltd.(1)	58,680	1,632,928
AngloGold Ashanti, Ltd.	281,130	2,593,849
Aspen Pharmacare Holdings, Ltd.	392,807	8,875,313
Astral Foods, Ltd.	18,500	253,179
Aveng, Ltd.(1)	939,990	167,708
AVI, Ltd.	281,000	1,959,315
Barclays Africa Group, Ltd.	126,562	1,253,731
Barloworld, Ltd.	662,120	6,245,277
Bid Corp., Ltd.	269,927	5,935,593
Bidvest Group, Ltd. (The)	605,796	7,355,097
Capitec Bank Holdings, Ltd.	32,500	2,161,186
Clicks Group, Ltd.	167,700	1,878,322

Security	Shares	Value
DataTec, Ltd.	160,600	$681,041
Discovery, Ltd.	96,631	1,002,389
Exxaro Resources, Ltd.	118,010	1,199,234
FirstRand, Ltd.	843,545	3,061,927
Foschini Group, Ltd. (The)	63,545	609,078
Gold Fields, Ltd.	509,300	2,027,312
Grindrod, Ltd.(1)	340,300	374,918
Group Five, Ltd.	81,460	74,939
Growthpoint Properties, Ltd.	1,042,876	1,808,989
Harmony Gold Mining Co., Ltd.	374,410	640,231
Hyprop Investments, Ltd.	92,800	697,439
Impala Platinum Holdings, Ltd.(1)	533,748	1,481,026
Imperial Holdings, Ltd.	78,001	1,118,691
Investec, Ltd.	182,794	1,246,638
JSE, Ltd.	105,800	1,003,105
Kumba Iron Ore, Ltd.	66,960	1,288,280
Lewis Group, Ltd.	62,700	120,502
Liberty Holdings, Ltd.	107,168	842,464
Life Healthcare Group Holdings, Ltd.	1,510,419	2,800,352
Massmart Holdings, Ltd.	149,614	1,134,274
Mediclinic International PLC	253,849	1,954,628
MMI Holdings, Ltd.	692,950	920,703
Mondi, Ltd.	91,130	2,185,982
Mr Price Group, Ltd.	91,080	1,128,858
MTN Group, Ltd.	1,674,895	14,543,293
Murray & Roberts Holdings, Ltd.	915,850	1,037,323
Nampak, Ltd.(1)	465,438	612,716
Naspers, Ltd., Class N	71,247	17,358,084
Nedbank Group, Ltd.	89,631	1,313,522
Netcare, Ltd.	1,305,994	2,299,253
Northam Platinum, Ltd.(1)	207,738	772,909
Novus Holdings, Ltd.	24,642	12,233
Pick’n Pay Stores, Ltd.	371,278	1,557,048
PPC, Ltd.(1)	468,427	244,417
Rand Merchant Investment Holdings, Ltd.	479,034	1,339,361
Redefine Properties, Ltd.	2,311,150	1,735,712
Remgro, Ltd.	167,010	2,527,883
Reunert, Ltd.	407,260	2,002,540
RMB Holdings, Ltd.	330,533	1,461,262
Sanlam, Ltd.	427,873	2,141,659
Sappi, Ltd.	345,500	2,313,642
Sasol, Ltd.	269,000	7,859,582
Shoprite Holdings, Ltd.	352,900	5,052,122
Sibanye Gold, Ltd.	513,672	665,018
SPAR Group, Ltd. (The)	147,000	1,730,236
Standard Bank Group, Ltd.	298,646	3,467,990
Steinhoff International Holdings NV	787,883	3,488,928
Sun International, Ltd.	30,482	108,597
Telkom SA SOC, Ltd.	309,050	1,157,557
Tiger Brands, Ltd.	142,550	3,893,278
Tongaat Hulett, Ltd.	99,910	813,983
Truworths International, Ltd.	300,800	1,602,620
Vodacom Group, Ltd.	613,500	6,667,477

Security	Shares	Value
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	$1,136,894
Woolworths Holdings, Ltd.	287,328	1,145,991

		$163,231,057

South Korea — 6.2%
AMOREPACIFIC Corp.	12,580	$3,529,849
AMOREPACIFIC Group	6,000	769,420
Asiana Airlines, Inc.(1)	92,200	381,114
BNK Financial Group, Inc.	68,935	611,640
Celltrion, Inc.(1)	76,365	11,805,180
Cheil Worldwide, Inc.	51,100	949,242
CJ CheilJedang Corp.	6,096	1,994,777
CJ Corp.	3,500	583,506
CJ Logistics Corp.(1)	2,049	287,189
CJ O Shopping Co., Ltd.	3,130	552,734
Coway Co., Ltd.	14,240	1,238,007
Daelim Industrial Co., Ltd.	8,650	644,679
Daesang Corp.	8,000	170,149
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	431,967
Daewoo Industrial Development Co., Ltd.(1)	3,657	5,843
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	4,553	74,573
Daewoong Pharmaceutical Co., Ltd.	5,630	571,119
DGB Financial Group Co., Ltd.	34,537	322,129
Dong-A Pharmaceutical Co., Ltd.	2,407	262,457
Dong-A ST Co., Ltd.	4,078	325,704
Dongbu Insurance Co., Ltd.	9,940	625,793
Dongkuk Steel Mill Co., Ltd.	50,333	488,403
Doosan Corp.	3,701	443,176
Doosan Heavy Industries & Construction Co., Ltd.	23,400	366,145
Doosan Infracore Co., Ltd.(1)	34,600	285,892
E-MART, Inc.	10,328	2,067,451
GS Engineering & Construction Corp.(1)	19,935	462,943
GS Holdings Corp.	45,920	2,718,933
Hana Financial Group, Inc.	46,600	1,994,425
Hanjin Kal Corp.(1)	19,283	372,693
Hankook Tire Co., Ltd.	21,623	1,043,648
Hanmi Pharmaceutical Co., Ltd.(1)	8,834	3,657,199
Hanmi Science Co., Ltd.(1)	8,881	727,992
Hansol Holdings Co., Ltd.(1)	37,566	207,667
Hansol Paper Co., Ltd.	22,933	336,828
Hanwha Chemical Corp.	35,850	976,566
Hanwha Corp.	11,790	470,438
Hanwha Techwin Co., Ltd.(1)	9,095	311,751
Hite-Jinro Co., Ltd.	20,121	478,246
Hyosung Corp.	8,368	1,005,681
Hyundai Construction Equipment Co., Ltd.(1)	550	183,962
Hyundai Department Store Co., Ltd.	7,615	621,880
Hyundai Development Co.- Engineering & Construction	15,700	562,537
Hyundai Electric & Energy System Co., Ltd.(1)	569	119,936
Hyundai Engineering & Construction Co., Ltd.	15,844	535,989
Hyundai Glovis Co., Ltd.	4,770	643,772
Hyundai Heavy Industries Co., Ltd.(1)	8,701	1,216,979
Hyundai Marine & Fire Insurance Co., Ltd.	10,256	415,541
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	511,627

Security	Shares	Value
Hyundai Mobis Co., Ltd.	14,074	$3,348,987
Hyundai Motor Co.	36,039	5,184,809
Hyundai Robotics Co., Ltd.(1)	867	349,872
Hyundai Steel Co.	26,879	1,381,452
Hyundai Wia Corp.	5,400	311,187
Industrial Bank of Korea	37,480	513,523
Kakao Corp.	5,600	720,457
Kangwon Land, Inc.	30,266	927,715
KB Financial Group, Inc.	75,301	3,937,060
KCC Corp.	1,345	468,679
Kia Motors Corp.	53,420	1,690,883
Korea Electric Power Corp.	198,295	6,952,137
Korea Gas Corp.(1)	29,048	1,060,903
Korea Investment Holdings Co., Ltd.	6,990	395,688
Korea Zinc Co., Ltd.	4,175	1,909,753
Korean Air Lines Co., Ltd.(1)	10,010	283,368
Korean Reinsurance Co.	29,387	293,815
KT Corp.	69,653	1,828,109
KT Corp. ADR	16,800	241,752
KT&G Corp.	51,115	4,840,376
Kumho Petrochemical Co., Ltd.	12,900	799,734
LG Chem, Ltd.	10,733	3,869,853
LG Corp.	29,710	2,284,395
LG Display Co., Ltd.	19,325	505,553
LG Electronics, Inc.	25,843	2,103,786
LG Hausys, Ltd.	2,858	232,071
LG Household & Health Care, Ltd.	4,550	4,781,966
LG International Corp.	20,600	534,627
LG Uplus Corp.	180,229	2,069,506
Lotte Chemical Corp.	4,379	1,446,381
Lotte Corp.	5,797	385,972
LOTTE Fine Chemical Co., Ltd.	18,150	652,899
Lotte Shopping Co., Ltd.	4,523	909,027
LS Corp.	7,030	496,374
LS Industrial Systems Co., Ltd.	9,200	492,646
Medy-Tox, Inc.	3,894	1,473,997
Mirae Asset Daewoo Co., Ltd.	76,889	697,741
Naver Corp.	1,979	1,581,759
NCsoft Corp.	2,450	934,050
NH Investment & Securities Co., Ltd.	42,208	530,091
NHN Entertainment Corp.(1)	4,718	289,205
Nong Shim Co., Ltd.	3,700	1,148,986
OCI Co., Ltd.	11,537	1,165,576
Orion Corp./Republic of Korea(1)	10,527	998,176
Orion Holdings Corp.	5,472	125,862
POSCO	18,272	5,326,022
Posco Daewoo Corp.	21,675	376,049
S-Oil Corp.	33,212	3,818,363
S1 Corp.	6,966	570,033
Samsung Biologics Co., Ltd.(1)(3)	7,181	2,463,646
Samsung C&T Corp.	17,126	2,265,568
Samsung Card Co., Ltd.	8,160	267,371
Samsung Electro-Mechanics Co., Ltd.	5,701	530,465

Security	Shares	Value
Samsung Electronics Co., Ltd.	6,669	$16,439,783
Samsung Fire & Marine Insurance Co., Ltd.	6,479	1,580,954
Samsung Heavy Industries Co., Ltd.(1)	67,350	709,829
Samsung Life Insurance Co., Ltd.	14,110	1,701,163
Samsung SDI Co., Ltd.	6,517	1,200,747
Samsung Securities Co., Ltd.	16,440	522,907
Shinhan Financial Group Co., Ltd.	74,551	3,348,696
Shinsegae, Inc.	3,084	630,453
SK Chemicals Co., Ltd.	10,382	685,499
SK Holdings Co., Ltd.	6,584	1,703,741
SK Hynix, Inc.	37,255	2,746,911
SK Innovation Co., Ltd.	46,091	8,454,967
SK Networks Co., Ltd.	64,010	380,340
SK Telecom Co., Ltd.	30,882	7,290,619
ViroMed Co., Ltd.(1)	9,440	1,249,405
Woori Bank	61,986	907,115
Yuanta Securities Korea Co., Ltd.(1)	78,565	237,104
Yuhan Corp.	6,540	1,191,619
Zyle Daewoo Motor Sales Corp.(1)	5,113	6,207

		$183,121,705

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$524,555
Aitken Spence PLC	1,072,547	419,788
Ceylon Tobacco Co. PLC	140,993	907,162
Chevron Lubricants Lanka PLC	1,821,700	1,434,584
Commercial Bank of Ceylon PLC	2,081,782	2,028,767
DFCC Bank PLC	293,137	248,205
Dialog Axiata PLC	17,294,868	1,510,383
Hatton National Bank PLC	1,527,082	2,680,400
Hemas Holdings PLC	500,000	424,064
John Keells Holdings PLC	3,927,989	4,067,295
Lanka IOC PLC	1,479,571	289,319
Melstacorp PLC	6,738,108	2,542,906
National Development Bank PLC	773,114	695,853
Nations Trust Bank PLC	376,548	203,697
Sampath Bank PLC	898,108	1,975,346
Teejay Lanka PLC	1,705,074	425,640

		$20,377,964

Taiwan — 6.0%
AcBel Polytech, Inc.	429,000	$326,597
Acer, Inc.	593,519	307,132
Advanced Semiconductor Engineering, Inc.	525,123	634,860
AirTAC International Group	106,714	1,729,822
AmTRAN Technology Co., Ltd.	650,067	333,284
Asia Cement Corp.	1,507,356	1,344,961
Asia Optical Co., Inc.	198,907	812,561
Asustek Computer, Inc.	63,325	548,400
AU Optronics Corp.	1,011,837	414,618
Capital Securities Corp.	711,928	246,797
Catcher Technology Co., Ltd.	71,183	757,595
Cathay Financial Holding Co., Ltd.	1,631,533	2,695,975
Center Laboratories, Inc.(1)	523,551	835,678

Security	Shares	Value
Chailease Holding Co., Ltd.	425,224	$1,096,885
Chang Hwa Commercial Bank, Ltd.	2,067,476	1,120,948
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,689,644
Chicony Electronics Co., Ltd.	277,666	695,445
China Airlines, Ltd.(1)	2,591,887	1,057,343
China Development Financial Holding Corp.	3,842,050	1,177,874
China Life Insurance Co., Ltd.	473,009	447,210
China Motor Corp.	881,315	789,185
China Petrochemical Development Corp.(1)	2,633,564	1,175,302
China Steel Corp.	5,100,734	4,153,549
Chipbond Technology Corp.	189,000	368,862
Chong Hong Construction Co., Ltd.	184,999	452,351
Chunghwa Telecom Co., Ltd.	2,646,746	9,039,158
Clevo Co.	394,155	405,623
Compal Electronics, Inc.	572,345	421,400
Coretronic Corp.	389,702	466,709
CTBC Financial Holding Co., Ltd.	4,658,275	2,982,516
Delta Electronics, Inc.	190,151	914,941
Dynapack International Technology Corp.	183,374	311,392
E Ink Holdings, Inc.	278,000	388,309
E.Sun Financial Holding Co., Ltd.	2,826,000	1,720,151
Eclat Textile Co., Ltd.	142,159	1,699,546
Elan Microelectronics Corp.	183,300	281,506
Epistar Corp.(1)	526,472	853,193
EVA Airways Corp.	1,789,366	881,993
Evergreen International Storage & Transport Corp.	868,000	403,018
Evergreen Marine Corp.(1)	2,373,754	1,421,893
Everlight Electronics Co., Ltd.	142,291	217,379
Far Eastern Department Stores, Ltd.	1,427,995	703,357
Far Eastern New Century Corp.	2,912,695	2,498,044
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,127,746
Faraday Technology Corp.	244,128	375,319
Feng Hsin Steel Co., Ltd.	183,260	316,682
FIH Mobile, Ltd.	1,391,000	436,796
First Financial Holding Co., Ltd.	2,580,587	1,664,878
Formosa Chemicals & Fibre Corp.	1,314,399	3,993,164
Formosa International Hotels Corp.	118,084	593,247
Formosa Petrochemical Corp.	1,005,320	3,519,193
Formosa Plastics Corp.	1,601,896	4,883,328
Formosa Taffeta Co., Ltd.	842,000	864,172
Formosan Rubber Group, Inc.	350,730	172,751
Foxconn Technology Co., Ltd.	109,087	347,928
Fubon Financial Holding Co., Ltd.	1,423,596	2,268,798
Giant Manufacturing Co., Ltd.	262,208	1,348,066
Goldsun Building Materials Co., Ltd.(1)	1,672,928	500,600
Great Wall Enterprise Co., Ltd.	930,888	1,058,744
Highwealth Construction Corp.	441,669	590,878
Hiwin Technologies Corp.	240,040	2,409,246
Hon Hai Precision Industry Co., Ltd.	1,268,434	4,714,697
Hota Industrial Manufacturing Co., Ltd.	128,360	599,870
Hotai Motor Co., Ltd.	240,000	2,786,443
HTC Corp.(1)	185,535	416,381
Hu Lane Associate, Inc.	181,000	1,033,084

Security	Shares	Value
Hua Nan Financial Holdings Co., Ltd.	2,767,080	$1,514,325
Innolux Corp.	1,213,762	531,999
Inventec Corp.	324,966	252,534
Kenda Rubber Industrial Co., Ltd.	238,367	316,273
Kinpo Electronics, Inc.	2,159,000	744,693
Kinsus Interconnect Technology Corp.	182,000	459,182
Largan Precision Co., Ltd.	9,795	1,856,736
Lite-On Technology Corp.	240,941	340,252
MediaTek, Inc.	151,462	1,723,564
Medigen Biotechnology Corp.(1)	69,000	91,273
Mega Financial Holding Co., Ltd.	2,860,730	2,248,812
Merida Industry Co., Ltd.	233,657	1,089,134
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,044,203
Nan Ya Plastics Corp.	1,838,214	4,536,366
Neo Solar Power Corp.(1)	685,542	348,093
Novatek Microelectronics Corp., Ltd.	138,942	514,645
Pegatron Corp.	223,028	577,921
Phison Electronics Corp.	17,363	206,710
Pou Chen Corp.	1,957,819	2,467,384
Powertech Technology, Inc.	111,865	350,319
President Chain Store Corp.	619,664	5,572,037
Quanta Computer, Inc.	317,508	747,995
Radiant Opto-Electronics Corp.	141,264	314,213
Radium Life Tech Co., Ltd.(1)	633,422	283,607
Realtek Semiconductor Corp.	74,002	278,623
Ruentex Development Co., Ltd.(1)	524,767	538,945
Ruentex Industries, Ltd.	701,060	1,122,980
Sanyang Motor Co., Ltd.	1,819,866	1,315,905
ScinoPharm Taiwan, Ltd.	255,343	282,023
Shin Kong Financial Holding Co., Ltd.	3,899,606	1,247,767
Shin Kong Synthetic Fibers Corp.	1,321,483	425,968
Siliconware Precision Industries Co., Ltd.	343,243	544,371
Simplo Technology Co., Ltd.	30,533	175,747
Sino-American Silicon Products, Inc.	268,233	748,997
SinoPac Financial Holdings Co., Ltd.	3,810,446	1,169,057
St. Shine Optical Co., Ltd.	22,000	538,081
Synnex Technology International Corp.	380,358	482,150
Tainan Spinning Co., Ltd.	941,822	423,392
Taishin Financial Holding Co., Ltd.	2,729,766	1,195,132
Taiwan Business Bank	2,337,898	645,880
Taiwan Cement Corp.	1,686,830	1,874,915
Taiwan Cooperative Financial Holding Co., Ltd.	2,528,288	1,366,922
Taiwan Fertilizer Co., Ltd.	615,000	803,706
Taiwan Glass Industry Corp.(1)	542,564	280,048
Taiwan Mobile Co., Ltd.	1,302,296	4,642,972
Taiwan Semiconductor Manufacturing Co., Ltd.	1,448,465	11,709,825
Taiwan Tea Corp.	395,711	210,634
Tatung Co., Ltd.(1)	2,377,785	1,097,405
Teco Electric & Machinery Co., Ltd.	2,247,000	2,098,635
Tong Yang Industry Co., Ltd.	758,608	1,583,790
TPK Holding Co., Ltd.(1)	155,148	512,527
Tripod Technology Corp.	234,535	863,749
TSRC Corp.	693,063	794,542

Security	Shares	Value
TTY Biopharm Co., Ltd.	534,330	$1,649,703
Tung Ho Steel Enterprise Corp.	991,060	797,207
U-Ming Marine Transport Corp.	186,000	220,730
Uni-President Enterprises Corp.	4,204,831	8,785,590
Unimicron Technology Corp.	667,000	380,660
United Microelectronics Corp.	1,215,090	627,114
Walsin Lihwa Corp.	2,539,000	1,297,763
Wan Hai Lines, Ltd.	518,962	314,345
Waterland Financial Holdings	1,164,977	353,479
Wei Chuan Food Corp.(1)	623,000	417,212
Wistron Corp.	281,230	234,906
WPG Holdings Co., Ltd.	247,489	339,051
Xxentria Technology Materials Corp.	234,700	498,225
Yageo Corp.	93,352	741,543
Yang Ming Marine Transport(1)	1,153,621	473,071
YFY, Inc.(1)	899,120	351,924
Yieh Phui Enterprise Co., Ltd.	1,879,319	717,312
Yuanta Financial Holding Co., Ltd.	2,872,629	1,277,566
Yulon Motor Co., Ltd.	1,112,950	930,665

		$177,360,041

Thailand — 3.3%
Advanced Info Service PCL(7)	999,300	$5,848,913
Airports of Thailand PCL(7)	2,594,000	4,650,524
AP Thailand PCL(7)	2,428,300	650,776
Bangkok Bank PCL(7)	230,600	1,339,710
Bangkok Dusit Medical Services PCL(7)	5,594,000	3,570,796
Bangkok Land PCL(7)	13,071,100	727,993
Banpu PCL(7)	1,627,000	857,675
BEC World PCL(7)	1,752,100	918,092
Berli Jucker PCL(7)	802,100	1,292,176
BTS Group Holdings PCL(7)	5,448,200	1,394,579
Bumrungrad Hospital PCL(7)	899,500	5,957,841
Central Pattana PCL(7)	537,000	1,286,100
Central Plaza Hotel PCL(7)	268,400	369,582
CH. Karnchang PCL(7)	442,520	362,942
Charoen Pokphand Foods PCL(7)	1,456,900	1,139,781
CP ALL PCL(7)	1,792,500	3,777,458
Delta Electronics (Thailand) PCL(7)	1,422,300	3,681,243
Electricity Generating PCL(7)	413,800	2,864,812
Glow Energy PCL(7)	877,300	2,376,629
Hana Microelectronics PCL(7)	1,730,900	2,539,468
Home Product Center PCL(7)	3,521,555	1,356,965
Indorama Ventures PCL(7)	1,087,200	1,505,956
IRPC PCL(7)	7,649,000	1,485,067
Italian-Thai Development PCL(7)	4,208,006	514,396
Jasmine International PCL(7)	662,900	151,635
Kasikornbank PCL(7)	408,800	2,707,599
KCE Electronics PCL(7)	281,300	846,297
Khon Kaen Sugar Industry PCL(7)	3,574,480	484,112
Kiatnakin Bank PCL(7)	359,500	819,452
Krung Thai Bank PCL(7)	1,231,400	674,867
L.P.N. Development PCL(7)	1,255,000	494,901
Land & Houses PCL(7)	2,593,500	850,903

Security	Shares	Value
Minor International PCL(7)	2,813,577	$3,662,605
Pruksa Holding PCL(7)	518,200	393,958
PTT Exploration & Production PCL(7)	647,498	1,683,190
PTT Global Chemical PCL(7)	1,325,000	3,191,592
PTT PCL(7)	338,500	4,282,608
Quality House PCL(7)	8,192,646	725,262
Ratchaburi Electricity Generating Holding PCL(7)	676,000	1,134,623
Robinson PCL(7)	644,300	1,440,410
Samart Corp. PCL(7)	2,188,100	842,562
Siam Cement PCL(7)	197,600	2,914,577
Siam City Cement PCL(7)	126,183	1,060,074
Siam Commercial Bank PCL(7)	535,300	2,361,220
Siam Global House PCL (The)(7)	1,116,150	614,934
Sino-Thai Engineering & Construction PCL(7)	830,657	620,189
Superblock PCL(1)(7)	11,910,000	448,003
Thai Airways International PCL(1)(7)	794,000	444,616
Thai Beverage PCL(7)	4,248,200	3,053,051
Thai Oil PCL(7)	479,200	1,471,749
Thai Union Group PCL(7)	1,460,400	804,602
Thanachart Capital PCL(7)	363,800	599,662
Thoresen Thai Agencies PCL(7)	2,584,565	754,420
TMB Bank PCL(7)	11,654,600	905,334
Total Access Communication PCL(1)(7)	1,130,500	1,811,497
TPI Polene PCL(7)	11,119,000	750,098
True Corp. PCL(1)(7)	8,870,490	1,641,992
TTW PCL(7)	3,598,200	1,180,425

		$96,292,493

Turkey — 2.8%
Akbank Turk AS	887,877	$2,348,771
Akcansa Cimento AS	126,800	379,871
Aksa Akrilik Kimya Sanayii AS	251,413	885,903
Aksa Enerji Uretim AS(1)	600,923	544,438
Albaraka Turk Katilim Bankasi AS	522,467	179,326
Anadolu Efes Biracilik ve Malt Sanayii AS	257,058	1,488,922
Arcelik AS	516,256	2,824,717
Aygaz AS	279,132	1,186,781
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	372,500	443,193
BIM Birlesik Magazalar AS	271,885	5,548,546
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	69,682	136,094
Cimsa Cimento Sanayi ve Ticaret AS	141,400	534,608
Coca-Cola Icecek AS	102,495	1,044,828
Dogan Sirketler Grubu Holding AS(1)	1,732,915	421,354
Dogus Otomotiv Servis ve Ticaret AS(1)	111,778	247,292
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	536,851
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	9,265,567	6,466,426
Enka Insaat ve Sanayi AS	1,229,887	1,867,410
Eregli Demir ve Celik Fabrikalari TAS	2,495,893	5,865,678
Ford Otomotiv Sanayi AS	157,461	2,224,563
Gubre Fabrikalari TAS(1)	239,300	298,359
Haci Omer Sabanci Holding AS	498,524	1,387,747
Is Gayrimenkul Yatirim Ortakligi AS	1,603,447	561,851
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,316,004	1,481,634
KOC Holding AS	746,532	3,342,882

Security	Shares	Value
Koza Altin Isletmeleri AS(1)	77,300	$671,542
Migros Ticaret AS(1)	75,000	516,784
Net Holding AS(1)	325,363	177,599
Pegasus Hava Tasimaciligi AS(1)	36,600	289,661
Petkim Petrokimya Holding AS	1,035,782	1,816,088
TAV Havalimanlari Holding AS	101,888	507,979
Tekfen Holding AS	209,373	708,319
Tofas Turk Otomobil Fabrikasi AS	266,109	2,170,668
Trakya Cam Sanayii AS	330,359	358,505
Tupras-Turkiye Petrol Rafinerileri AS	353,994	12,754,220
Turk Hava Yollari AO(1)	578,119	1,586,557
Turk Sise ve Cam Fabrikalari AS	769,408	904,026
Turk Telekomunikasyon AS(1)	1,467,995	2,501,725
Turkcell Iletisim Hizmetleri AS	2,156,473	8,080,831
Turkiye Garanti Bankasi AS	882,172	2,430,472
Turkiye Halk Bankasi AS	267,144	780,401
Turkiye Is Bankasi, Class B	563,039	1,062,665
Turkiye Sinai Kalkinma Bankasi AS	879,989	317,955
Turkiye Vakiflar Bankasi TAO, Class D	458,258	766,534
Ulker Biskuvi Sanayi AS	269,059	1,436,800
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	631,571
Yapi ve Kredi Bankasi AS(1)	313,444	381,226
Yazicilar Holding AS	109,884	645,591

		$83,745,764

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	1,558,421	$3,139,369
Abu Dhabi National Hotels	232,683	186,618
Agthia Group PJSC	1,013,903	1,444,702
Air Arabia PJSC	6,129,835	2,067,262
Ajman Bank PJSC(1)	825,022	257,815
Al Waha Capital PJSC	1,587,889	749,971
Aldar Properties PJSC	4,132,498	2,680,859
Arabtec Holding PJSC(1)	1,673,286	1,336,524
Dana Gas PJSC(1)	5,241,906	1,067,682
DP World, Ltd.	336,282	7,983,343
Dubai Financial Market PJSC(1)	1,928,561	608,543
Dubai Investments PJSC	1,856,227	1,329,807
Dubai Islamic Bank PJSC	982,741	1,637,766
DXB Entertainments PJSC(1)	4,892,600	986,185
Emaar Properties PJSC	2,668,666	6,022,263
Emirates Telecommunications Group Co. PJSC	577,000	2,800,949
First Abu Dhabi Bank PJSC	2,038,161	5,738,516
National Bank of Ras Al-Khaimah PSC (The)	62,608	84,265
National Central Cooling Co. (Tabreed)	828,054	472,590
RAK Properties PJSC	2,150,800	415,566
Ras Al Khaimah Ceramics	351,660	240,275
Union National Bank PJSC	1,310,400	1,534,976

		$42,785,846

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,188,355	$2,167,324
Bao Viet Holdings	307,150	676,226
Development Investment Construction Corp.	322,120	224,759

Security		Shares	Value
FPT Corp.		163,350	$362,630
HAGL JSC(1)		1,155,511	408,466
Hoa Phat Group JSC(1)		2,676,477	4,362,175
KIDO Group Corp.		633,520	1,034,430
Kinh Bac City Development Share Holding Corp.(1)		328,860	186,223
Masan Group Corp.		408,780	1,070,468
PetroVietnam Construction JSC(1)		919,725	93,794
PetroVietnam Drilling & Well Services JSC(1)		813,305	535,943
PetroVietnam Fertilizer & Chemical JSC		880,500	825,865
PetroVietnam Gas JSC		166,550	525,057
PetroVietnam Technical Services Corp.		1,236,400	827,917
Pha Lai Thermal Power JSC		483,390	442,805
Phu Nhuan Jewelry JSC		235,560	1,116,525
Refrigeration Electrical Engineering Corp.		186,753	281,374
Saigon Securities, Inc.		198,000	197,191
Tan Tao Investment & Industry JSC(1)		1,554,838	235,165
Vietnam Dairy Products JSC		335,228	2,228,650
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,255,523	1,036,675
Vingroup JSC(1)		1,902,229	4,898,204

			$23,737,866

Total Common Stocks (identified cost $2,500,417,289)			$2,912,520,045

Equity-Linked Securities(3)(8) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/20/20	26,995	$867,380
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	231,788
Al Rajhi Bank	1/22/18	111,080	1,895,636
Al Tayyar	3/5/18	70,167	608,541
Alinma Bank	1/22/18	109,712	509,908
Almarai Co.	7/20/20	98,998	1,437,357
Arab National Bank	3/13/20	70,000	434,903
Bank Albilad	3/5/18	124,748	628,025
Banque Saudi Fransi	1/22/18	100,840	767,004
Dar Al Arkan Real Estate Development	7/20/18	185,500	407,330
Etihad Etisalat Co.	11/20/17	134,038	473,932
Fawaz Abdulaziz Alhokair Co.	2/28/20	60,000	570,363
Jarir Marketing Co.	1/22/18	25,425	960,662
Mobile Telecommunications Co.	4/30/18	123,207	210,752
National Industrialization Co.	8/26/19	62,181	245,888
Rabigh Refining and Petrochemicals Co.	7/20/20	92,400	354,548
Riyad Bank	11/20/17	161,200	514,510
Sahara Petrochemical Co.	9/14/18	122,800	454,820
Samba Financial Group	5/6/20	130,582	775,429
Saudi Airlines Catering Co.	5/28/18	5,500	123,778
Saudi Arabian Amiantit Co.	4/30/18	106,500	194,102
Saudi Arabian Fertilizer Co.	7/20/20	21,858	334,259
Saudi Arabian Mining Co.	4/30/18	54,900	732,684
Saudi Basic Industries Corp.	1/22/18	62,380	1,659,199

Security	Maturity Date	Shares	Value
Saudi British Bank	1/22/18	93,450	$619,471
Saudi Cable Co.(1)(2)	7/20/18	52,056	0
Saudi Cement Co.	7/20/18	25,900	269,688
Saudi Chemical Co.	4/23/18	25,900	217,372
Saudi Electricity Co.	1/22/18	268,400	1,726,953
Saudi Industrial Investment Group	12/12/19	95,000	563,122
Saudi International Petrochemicals Co.	1/22/18	40,200	160,683
Saudi Kayan Petrochemical Co.	1/22/18	123,009	290,117
Saudi Telecom Co.	4/23/18	98,200	1,784,500
Savola AB	1/24/20	88,024	923,601
Yanbu National Petrochemicals Co.	7/20/20	25,838	382,032

Total Equity-Linked Securities (identified cost $27,512,644)			$22,330,337

Rights(1) — 0.0%(6)

Security		Shares	Value
Cia Energetica de Minas Gerais SA, Exp. 11/22/17		85,881	$30,453
Sampath Bank PLC, Exp. 11/15/17		149,685	90,615
UAC of Nigeria PLC, Exp. 12/22/17		2,325,968	13,051

Total Rights (identified cost $0)			$134,119

Warrants(1) — 0.0%(6)

Security		Shares	Value
Sunway Bhd, Exp. 10/3/24, Strike MYR 1.86		92,293	$13,952
Superblock PCL, Exp. 8/31/20, Strike THB 2.50		2,382,000	29,399

Total Warrants (identified cost $0)			$43,351

Short-Term Investments — 0.2%

Description		Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 11/1/17		$5,387	$5,387,040

Total Short-Term Investments (identified cost $5,387,040)			$5,387,040

Total Investments — 100.0% (identified cost $2,533,316,973)			$2,940,414,892

Other Assets, Less Liabilities — (0.0)%(6)			$(51,484)

Net Assets — 100.0%			$2,940,363,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $34,554,595 or 1.2% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $49,960,275 or 1.7% of the Fund’s net assets.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	10.4%	$305,355,480
United States Dollar	9.0	264,252,444
Indian Rupee	6.3	184,404,518
South Korean Won	6.2	182,879,953
New Taiwan Dollar	6.0	176,923,245
Brazilian Real	5.6	165,100,896
South African Rand	5.4	159,742,129
Mexican Peso	4.7	136,841,237
Thai Baht	3.2	93,268,841
Malaysian Ringgit	3.0	88,843,052
Philippine Peso	3.0	88,116,008
Chilean Peso	3.0	87,887,762
Indonesian Rupiah	3.0	87,281,945
Polish Zloty	2.9	84,092,112
New Turkish Lira	2.8	83,745,764
Euro	2.6	76,313,677
Russian Ruble	2.2	65,176,017
Kuwaiti Dinar	1.8	52,497,800
Chinese Yuan Renminbi	1.6	48,236,184
Egyptian Pound	1.6	45,913,286
United Arab Emirates Dirham	1.4	42,636,462
Colombian Peso	1.3	38,575,192
Pakistani Rupee	1.1	32,566,357
Qatari Riyal	1.0	30,434,208
Other currency, less than 1% each	10.9	319,330,323

Total Investments	100.0%	$2,940,414,892

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.3%	$538,345,735
Materials	11.8	346,685,121
Consumer Staples	10.7	315,332,264
Industrials	10.0	293,873,604
Telecommunication Services	9.3	273,773,310
Energy	9.1	267,806,442
Consumer Discretionary	9.1	266,993,409
Utilities	6.4	186,737,321
Information Technology	6.3	186,037,739
Health Care	5.4	158,609,445
Real Estate	3.4	100,833,462
Short-Term Investments	0.2	5,387,040

Total Investments	100.0%	$2,940,414,892

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

THB	-	Thai Baht

The Fund did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$21,046,401	$1,379,082,361		$530,306	$1,400,659,068
Emerging Europe	24,609,471	474,565,752		265,151	499,440,374
Latin America	531,172,870	—		—	531,172,870
Middle East/Africa	5,148,049	475,726,323		373,361	481,247,733
Total Common Stocks	$581,976,791	$2,329,374,436	**	$1,168,818	$2,912,520,045
Equity-Linked Securities - Saudi Arabia	$—	$22,330,337		$0	$22,330,337
Rights	30,453	103,666		—	134,119
Warrants	43,351	—		—	43,351
Short-Term Investments	—	5,387,040		—	5,387,040
Total Investments	$582,050,595	$2,357,195,479		$1,168,818	$2,940,414,892

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2017 is not presented. At October 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 7.8%
Adelaide Brighton, Ltd.	13,200	$62,841
AGL Energy, Ltd.	55,923	1,082,746
Altium, Ltd.	32,313	296,702
Alumina, Ltd.	55,500	99,596
Amcor, Ltd.	17,100	207,534
AMP, Ltd.	36,161	137,810
ARB Corp., Ltd.	5,909	82,464
Aristocrat Leisure, Ltd.	21,400	386,875
Atlassian Corp. PLC, Class A(1)	10,100	488,537
Aurizon Holdings, Ltd.	31,941	126,764
AusNet Services	252,683	342,649
Australian Pharmaceutical Industries, Ltd.	60,000	69,260
Automotive Holdings Group, Ltd.	39,607	98,270
Beach Energy, Ltd.	285,089	213,273
Bendigo & Adelaide Bank, Ltd.	14,170	123,594
Blackmores, Ltd.	1,718	210,118
BlueScope Steel, Ltd.	10,995	108,246
Boral, Ltd.	26,137	143,423
Brambles, Ltd.	57,633	417,912
Caltex Australia, Ltd.	14,550	382,031
carsales.com, Ltd.	30,179	316,921
Cleanaway Waste Management, Ltd.	110,518	127,187
Coca-Cola Amatil, Ltd.	58,730	366,661
Cochlear, Ltd.	2,300	309,820
Commonwealth Bank of Australia	10,154	604,013
CSL, Ltd.	13,354	1,421,681
CSR, Ltd.	25,925	94,298
Dexus	30,795	230,593
DuluxGroup, Ltd.	25,000	141,191
G8 Education, Ltd.	22,000	76,853
GPT Group (The)	68,630	267,988
GrainCorp, Ltd., Class A	25,572	166,555
GUD Holdings, Ltd.	8,300	75,913
GWA Group, Ltd.	23,533	45,946
Hansen Technologies, Ltd.	30,805	79,993
Harvey Norman Holdings, Ltd.	27,935	80,919
Iluka Resources, Ltd.	9,500	68,456
Incitec Pivot, Ltd.	24,973	73,252
Insurance Australia Group, Ltd.	20,689	104,036
Investa Office Fund	35,475	121,832
InvoCare, Ltd.	7,600	98,811
James Hardie Industries PLC CDI	6,121	93,457
JB Hi-Fi, Ltd.	4,885	85,759
Link Administration Holdings, Ltd.	45,000	284,156
Macquarie Atlas Roads Group	55,649	254,147

1

Security	Shares	Value
Medibank Pvt, Ltd.	42,014	$98,891
Metcash, Ltd.	118,895	245,613
Mirvac Group	126,845	234,454
National Australia Bank, Ltd.	15,330	384,111
Navitas, Ltd.	16,799	61,439
Newcrest Mining, Ltd.	10,706	183,047
Oil Search, Ltd.	69,256	392,569
Orica, Ltd.	5,800	92,899
Orora, Ltd.	42,869	111,785
Qantas Airways, Ltd.	38,249	180,521
REA Group, Ltd.	2,110	116,988
Rio Tinto, Ltd.	4,493	239,415
Scentre Group	133,091	410,378
Sims Metal Management, Ltd.	5,711	57,907
South32, Ltd.	79,639	208,021
Southern Cross Media Group, Ltd.	51,672	44,400
Spark Infrastructure Group	201,056	391,397
SpeedCast International, Ltd.	32,788	104,562
Star Entertainment Group, Ltd. (The)	29,873	131,728
Stockland	89,920	311,658
Suncorp Group, Ltd.	10,356	107,793
Super Retail Group, Ltd.	18,050	107,457
Sydney Airport	39,652	216,035
Tabcorp Holdings, Ltd.	43,747	150,522
Tatts Group, Ltd.	56,862	181,768
Technology One, Ltd.	32,500	125,544
Telstra Corp., Ltd.	294,404	799,008
Transurban Group	60,504	562,434
Vicinity Centres	132,611	269,548
Village Roadshow, Ltd.	13,829	39,714
Washington H. Soul Pattinson & Co., Ltd.	17,626	225,485
Wesfarmers, Ltd.	30,491	976,652
Westpac Banking Corp.	16,777	424,952
WiseTech Global, Ltd.	9,000	80,470
Woodside Petroleum, Ltd.	33,860	798,182
WPP AUNZ, Ltd.	37,384	26,320

		$19,764,750

Austria — 1.0%
ams AG	3,349	$305,552
ANDRITZ AG	1,347	76,167
Austria Technologie & Systemtechnik AG	1,392	29,802
BUWOG AG	5,424	156,345
CA Immobilien Anlagen AG	4,051	115,508
DO & Co. AG	1,870	99,165
Erste Group Bank AG	4,767	204,623
EVN AG	2,151	33,954
Lenzing AG	409	55,366
Oesterreichische Post AG	3,050	135,439
OMV AG	5,153	309,249
Porr AG	1,731	54,119
Rhi Magnesita NV(1)	2,046	90,781
S IMMO AG	2,800	49,321
S&T AG	4,566	88,355

2

Security	Shares	Value
Telekom Austria AG	15,299	$143,232
UNIQA Insurance Group AG	4,365	44,723
Verbund AG	13,823	335,680
Vienna Insurance Group	2,101	61,505
Wienerberger AG	6,800	174,471

		$2,563,357

Belgium — 2.0%
Ackermans & van Haaren NV	418	$71,588
Aedifica SA	3,049	290,610
Ageas	3,821	185,300
Anheuser-Busch InBev SA/NV	6,181	757,921
Barco NV	1,450	148,557
Bekaert SA	2,430	114,943
Biocartis NV(1)(2)	6,300	94,408
bpost SA	11,593	326,854
Cofinimmo	2,089	265,028
Colruyt SA	750	38,358
Econocom Group SA/NV	22,212	170,948
Elia System Operator SA/NV	2,116	122,739
Euronav SA	10,783	89,361
Gimv NV	1,583	95,404
Groupe Bruxelles Lambert SA	1,360	146,073
Ion Beam Applications	2,250	68,972
KBC Group NV	710	58,979
Kinepolis Group NV	1,796	121,358
Ontex Group NV	977	34,361
Orange Belgium SA	1,888	43,732
Proximus SA	11,473	380,977
Sofina SA	347	52,186
Solvay SA	1,022	151,827
Telenet Group Holding NV(1)	4,108	284,108
UCB SA	6,511	473,974
Umicore SA	8,240	368,247
Van de Velde NV	1,568	86,753

		$5,043,566

Denmark — 2.0%
Bakkafrost P/F	2,234	$99,824
Carlsberg A/S, Class B	3,498	399,617
Chr. Hansen Holding A/S	2,898	253,603
Coloplast A/S, Class B	715	62,933
Danske Bank A/S	12,233	466,853
DSV A/S	1,975	152,719
H Lundbeck AS	626	37,214
ISS A/S	1,926	81,562
Matas A/S	1,465	16,405
Nets A/S(1)(2)	9,300	237,398
Nilfisk Holding AS(1)	1,020	49,018
NKT A/S(1)	1,020	43,729
Novo Nordisk A/S, Class B	10,335	514,567
Novozymes A/S, Class B	6,973	385,278
Orsted A/S(2)	13,333	747,139
Pandora A/S	6,016	568,071

3

Security	Shares	Value
Ringkjoebing Landbobank A/S	795	$39,686
Rockwool International A/S	246	66,786
Royal Unibrew A/S	1,773	102,073
TDC A/S	55,343	327,199
Topdanmark A/S(1)	2,527	103,882
Vestas Wind Systems A/S	2,141	189,018
William Demant Holding A/S(1)	1,895	54,688

		$4,999,262

Finland — 1.9%
Amer Sports Oyj	8,339	$207,480
Caverion OYJ(1)	4,767	36,082
Citycon Oyj	50,397	123,060
Cramo Oyj	1,607	35,677
DNA Oyj	6,160	106,175
Elisa Oyj	9,357	376,779
Ferratum Oyj	2,041	64,595
Fortum Oyj	26,787	568,539
Huhtamaki Oyj	1,924	81,952
Kemira Oyj	3,783	53,302
Kesko Oyj, Class B	7,618	389,041
Kone Oyj, Class B	4,394	237,821
Metsa Board Oyj	9,623	71,384
Neste Oyj	9,906	551,480
Nokia Oyj	65,149	320,398
Nokian Renkaat Oyj	4,149	190,220
Oriola Oyj, Series B	6,575	24,656
Orion Oyj, Class B	8,975	367,839
Raisio Oyj, Class V	9,946	41,112
Sampo Oyj, Class A	8,646	452,444
Technopolis Oyj	15,622	70,396
Tieto Oyj	2,033	62,244
Tokmanni Group Corp.	7,975	65,829
UPM-Kymmene Oyj	10,178	305,668
Uponor Oyj	2,142	43,120
Valmet Oyj	3,811	73,891

		$4,921,184

France — 7.9%
Aeroports de Paris	489	$82,331
Air Liquide SA	14,983	1,907,694
Airbus SE	3,305	339,143
Alstom SA	2,298	92,969
Alten SA	1,223	107,033
Altran Technologies SA	7,912	146,331
Atos SE	2,791	433,486
AXA SA	19,142	577,866
BioMerieux	780	61,181
BNP Paribas SA	8,890	693,859
Bouygues SA	3,572	171,433
Bureau Veritas SA	4,718	126,340
CNP Assurances	5,800	134,922
Danone SA	10,447	853,845
Dassault Systemes SE	3,427	363,798

4

Security	Shares	Value
Engie SA	54,924	$928,328
Essilor International SA	1,973	249,787
Eurazeo SA	1,764	163,996
Eutelsat Communications SA	5,093	127,569
Gecina SA	2,473	401,671
Groupe Eurotunnel SE	4,517	56,764
Hermes International	349	181,169
ICADE	2,907	254,045
Iliad SA	2,569	641,271
Ingenico Group SA	2,444	237,333
Kering	624	286,170
Korian SA	2,511	81,603
L’Oreal SA	4,258	947,675
Lagardere SCA	3,693	121,615
Legrand SA	2,162	160,443
LVMH Moet Hennessy Louis Vuitton SE	2,305	687,496
Mercialys SA	6,623	129,001
Nexity SA	4,423	271,847
Orange SA	67,287	1,105,369
Orpea	747	89,497
Publicis Groupe SA	1,902	123,807
Rubis SCA	3,910	245,363
Safran SA	2,043	215,173
Sanofi	12,575	1,190,683
Sartorius Stedim Biotech	786	53,566
SCOR SE	2,300	95,481
Sodexo SA	863	109,793
Sopra Steria Group	819	153,638
Suez	11,330	199,255
Teleperformance	618	90,255
Thales SA	1,146	119,429
Total SA	34,558	1,926,197
Ubisoft Entertainment SA(1)	4,174	318,475
Unibail-Rodamco SE	2,885	722,023
Veolia Environnement SA	17,802	421,740
Vinci SA	4,149	406,509
Vivendi SA	6,567	163,070
Wendel SA	602	101,533
Worldline SA(1)(2)	2,397	117,210

		$19,988,080

Germany — 7.8%
adidas AG	1,945	$432,924
ADO Properties SA(2)	3,266	161,463
Allianz SE	4,781	1,116,167
alstria office REIT AG	14,187	201,680
BASF SE	9,736	1,064,664
Bayer AG	7,848	1,020,859
Bayerische Motoren Werke AG, PFC Shares	1,536	134,772
Bechtle AG	2,306	184,563
Brenntag AG	1,852	105,075
CANCOM SE	1,114	82,296
Capital Stage AG	14,430	105,591
Continental AG	968	246,350

5

Security	Shares	Value
Covestro AG(2)	1,700	$163,420
Daimler AG	8,182	683,084
Deutsche Boerse AG	2,447	253,423
Deutsche Lufthansa AG	3,810	122,407
Deutsche Post AG	8,239	377,676
Deutsche Telekom AG	88,400	1,600,687
Deutsche Wohnen AG, Bearer Shares	16,783	718,318
E.ON SE	100,650	1,192,142
Evonik Industries AG	2,553	92,868
Fraport AG	1,039	98,730
Freenet AG	4,137	138,539
Fresenius Medical Care AG & Co. KGaA	2,510	243,023
Fresenius SE & Co. KGaA	4,157	348,008
Fuchs Petrolub SE, PFC Shares	1,300	73,206
GEA Group AG	2,527	122,073
Gerresheimer AG	554	44,312
Grand City Properties SA	10,665	229,567
Hannover Rueck SE	1,092	137,418
Henkel AG & Co. KGaA	5,268	664,417
Henkel AG & Co. KGaA, PFC Shares	7,797	1,094,826
Hugo Boss AG	1,223	109,384
Innogy SE(2)	10,638	494,730
KION Group AG	994	79,647
KWS Saat SE	383	161,364
LEG Immobilien AG	3,170	322,910
Linde AG	1,936	418,130
MAN SE	587	64,999
Merck KGaA	1,353	145,167
MTU Aero Engines AG	394	66,673
Muenchener Rueckversicherungs-Gesellschaft AG	2,071	464,944
ProSiebenSat.1 Media SE	3,293	115,992
Rational AG	70	46,185
SAP SE	12,615	1,441,421
Siemens AG	6,447	926,000
Software AG	2,606	132,463
Symrise AG	1,730	134,813
Talanx AG	1,940	76,334
Telefonica Deutschland Holding AG(2)	25,160	128,338
TLG Immobilien AG	8,644	200,504
TUI AG	5,129	92,636
Uniper SE	14,396	404,507
VERBIO Vereinigte BioEnergie AG	4,576	42,979
Volkswagen AG	452	84,410
Wirecard AG	3,075	305,502
Zalando SE(1)(2)	3,599	181,178

		$19,895,758

Hong Kong — 3.9%
AIA Group, Ltd.	110,400	$831,917
ASM Pacific Technology, Ltd.	19,100	278,678
BOC Hong Kong (Holdings), Ltd.	31,500	150,103
Brightoil Petroleum Holdings, Ltd.(1)(3)	262,000	50,376
Cafe de Coral Holdings, Ltd.	18,000	55,386
China Cord Blood Corp.(1)	15,000	181,950
China Goldjoy Group, Ltd.	996,000	76,576

6

Security	Shares	Value
China Innovationpay Group, Ltd.(1)	1,120,000	$68,251
China Regenerative Medicine International, Ltd.(1)	3,140,000	94,227
Chow Tai Fook Jewellery Group, Ltd.	78,600	82,158
CK Asset Holdings, Ltd.	33,500	275,699
CK Infrastructure Holdings, Ltd.	35,500	309,101
CLP Holdings, Ltd.	69,000	702,277
Esprit Holdings, Ltd.(1)	121,300	73,397
First Pacific Co., Ltd.	108,000	82,292
Fortune REIT	70,000	84,793
G-Resources Group, Ltd.(1)	3,273,000	43,216
Global Brands Group Holdings, Ltd.(1)	364,000	42,472
Hang Lung Group, Ltd.	13,000	45,678
Hang Seng Bank, Ltd.	6,700	158,810
HC International, Inc.	134,000	105,715
Henderson Land Development Co., Ltd.	18,320	119,554
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	134,106
HKBN, Ltd.	75,000	76,153
HKT Trust and HKT, Ltd.	339,000	413,673
Honbridge Holdings, Ltd.(1)	338,000	71,546
Hong Kong & China Gas Co., Ltd.	243,100	460,826
Hong Kong Exchanges and Clearing, Ltd.	12,800	356,662
Hongkong Land Holdings, Ltd.	23,200	168,267
Hopewell Highway Infrastructure, Ltd.	120,000	74,458
Hysan Development Co., Ltd.	18,000	86,969
I-CABLE Communications, Ltd.(1)	27,331	856
Jardine Matheson Holdings, Ltd.	7,400	474,055
Jardine Strategic Holdings, Ltd.	6,000	251,671
Johnson Electric Holdings, Ltd.	25,000	100,865
Kerry Properties, Ltd.	26,500	119,258
KuangChi Science, Ltd.(1)	203,000	77,046
Landing International Development, Ltd.(1)	6,490,000	179,847
Li & Fung, Ltd.	266,000	134,062
Link REIT	32,500	273,237
Macau Legend Development, Ltd.(1)	273,000	43,789
Madison Holdings Group, Ltd.(1)	192,000	42,843
Man Wah Holdings, Ltd.	68,800	62,157
Melco International Development, Ltd.	62,000	169,921
MGM China Holdings, Ltd.	31,600	71,287
MTR Corp., Ltd.	52,500	304,368
New World Development Co., Ltd.	69,000	102,873
Nexteer Automotive Group, Ltd.	48,000	94,004
NWS Holdings, Ltd.	91,000	184,184
Pacific Textiles Holdings, Ltd.	81,000	85,249
RM Group Holdings, Ltd.(1)	180,000	154,340
Shangri-La Asia, Ltd.	50,000	99,552
Sino Land Co., Ltd.	70,000	120,648
SJM Holdings, Ltd.	111,000	95,427
Stella International Holdings, Ltd.	23,000	37,470
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	14,000	138,349
Swire Properties, Ltd.	16,200	54,743
Techtronic Industries Co., Ltd.	43,500	255,354
Television Broadcasts, Ltd.	13,800	52,190
Texwinca Holdings, Ltd.	70,000	42,269

7

Security	Shares	Value
Town Health International Medical Group, Ltd.	604,000	$58,033
Vitasoy International Holdings, Ltd.	48,000	110,987
VTech Holdings, Ltd.	10,400	147,853
Yue Yuen Industrial Holdings, Ltd.	21,500	82,356

		$9,976,429

Ireland — 2.0%
Bank of Ireland Group PLC(1)	101,099	$792,132
C&C Group PLC	23,800	81,476
Cairn Homes PLC(1)	59,850	124,275
CRH PLC	17,634	663,601
DCC PLC	5,795	549,559
Grafton Group PLC	18,500	202,123
Greencore Group PLC	42,726	109,392
Hibernia REIT PLC	159,345	273,652
ICON PLC(1)	4,887	580,869
Irish Residential Properties REIT PLC	93,395	160,597
Kerry Group PLC, Class A	5,773	581,365
Paddy Power Betfair PLC	6,197	634,620
Smurfit Kappa Group PLC	4,388	130,899
UDG Healthcare PLC	20,978	257,580

		$5,142,140

Israel — 1.9%
ADO Group, Ltd.(1)	2,500	$50,668
Amot Investments, Ltd.	12,300	72,594
Azrieli Group, Ltd.	2,874	162,367
Bank Hapoalim B.M.	32,076	227,105
Bezeq The Israeli Telecommunication Corp., Ltd.	378,606	565,672
Brack Capital Properties NV(1)	537	58,631
Check Point Software Technologies, Ltd.(1)	1,950	229,535
Delek Automotive Systems, Ltd.	13,963	104,916
Delta-Galil Industries, Ltd.	3,600	117,742
El Al Israel Airlines	64,692	35,378
Elbit Systems, Ltd.	2,388	354,414
Electra, Ltd.	291	66,248
First International Bank of Israel, Ltd.	2,419	45,925
Frutarom Industries, Ltd.	6,637	546,579
Israel Discount Bank, Ltd., Series A(1)	46,000	122,194
Jerusalem Oil Exploration(1)	1,706	91,305
Kenon Holdings, Ltd.(1)	5,093	87,553
Melisron, Ltd.	1,766	92,398
Mizrahi Tefahot Bank, Ltd.	7,050	127,276
Nice, Ltd.	1,719	143,069
Nova Measuring Instruments, Ltd.(1)	2,500	76,265
Oil Refineries, Ltd.	269,615	138,700
Orbotech, Ltd.(1)	1,735	77,589
Paz Oil Co., Ltd.	1,823	297,698
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,600	127,287
Reit 1, Ltd.	19,864	79,652
Shufersal, Ltd.	29,287	186,121
SodaStream International, Ltd.(1)	2,800	178,276
Teva Pharmaceutical Industries, Ltd. ADR	35,870	495,034

		$4,958,191

8

Security	Shares	Value
Italy — 4.1%
Amplifon SpA	11,875	$180,385
Anima Holding SpA(2)	6,783	51,576
Ansaldo STS SpA(1)	6,279	86,654
Assicurazioni Generali SpA	10,926	198,850
ASTM SpA	2,449	67,933
Atlantia SpA	11,722	382,144
Autogrill SpA	4,891	63,963
Banca Mediolanum SpA	7,021	59,822
Banca Popolare di Sondrio SCPA	17,850	70,612
Beni Stabili SpA SIIQ	88,650	78,433
Brembo SpA	4,505	74,368
Cementir Holding SpA	40,889	346,987
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	50,695
Davide Campari-Milano SpA	38,408	307,523
De’Longhi SpA	1,326	43,461
Ei Towers SpA	8,610	503,323
Enav SpA(2)	13,855	65,954
Enel SpA	157,274	975,361
ENI SpA	47,550	777,348
EXOR NV	1,123	71,991
Ferrari NV(4)	1,000	119,680
Ferrari NV(4)	2,400	287,371
Infrastrutture Wireless Italiane SpA(2)	101,090	690,893
International Game Technology PLC	2,666	62,651
Interpump Group SpA	5,945	200,102
Intesa Sanpaolo SpA	123,180	414,119
Intesa Sanpaolo SpA, PFC Shares	26,600	83,835
Italgas SpA	13,643	79,705
Leonardo SpA	17,196	296,837
Luxottica Group SpA	4,320	247,676
MARR SpA	2,736	69,869
Moncler SpA	4,402	124,967
OVS SpA(2)	7,513	56,181
Parmalat SpA	31,548	119,433
Poste Italiane SpA(2)	12,640	92,353
Prada SpA	18,400	63,463
Recordati SpA	15,315	711,730
Reply SpA	2,652	140,944
Salvatore Ferragamo SpA	1,935	50,783
Saras SpA	30,643	81,772
Snam SpA	43,650	222,870
Societa Iniziative Autostradali e Servizi SpA	5,294	90,240
STMicroelectronics NV	55,404	1,304,999
Tenaris SA	5,650	77,130
Terna Rete Elettrica Nazionale SpA	25,640	154,660
Tod’s SpA	613	40,759
Unipol Gruppo SpA	8,650	39,008
UnipolSai Assicurazioni SpA	28,030	63,781

		$10,445,194

9

Security	Shares	Value
Japan — 15.8%
Activia Properties, Inc.	43	$168,267
Advance Residence Investment Corp.	88	206,866
Air Water, Inc.	6,900	132,421
Aisin Seiki Co., Ltd.	2,800	145,047
Ajinomoto Co., Inc.	7,400	148,863
Asahi Group Holdings, Ltd.	5,500	251,121
Asahi Kasei Corp.	19,000	230,085
Astellas Pharma, Inc.	31,900	424,552
Bandai Namco Holdings, Inc.	4,000	137,072
Bridgestone Corp.	6,300	300,953
Calbee, Inc.	3,300	111,371
Canon, Inc.	11,800	443,291
Central Japan Railway Co.	1,100	199,811
Chiba Bank, Ltd. (The)	21,000	160,977
Chugai Pharmaceutical Co., Ltd.	4,600	219,313
Chugoku Bank, Ltd. (The)	4,200	60,204
Chugoku Electric Power Co., Inc. (The)	17,200	191,782
Citizen Watch Co., Ltd.	12,000	88,223
Coca-Cola Bottlers Japan, Inc.	3,200	111,966
Concordia Financial Group, Ltd.	28,000	148,290
Cosmo Energy Holdings Co., Ltd.	11,100	254,988
Dai Nippon Printing Co., Ltd.	3,000	71,910
Daicel Corp.	9,200	114,868
Daido Steel Co., Ltd.	1,200	76,032
Daikin Industries, Ltd.	2,000	221,022
Daito Trust Construction Co., Ltd.	1,900	332,185
Daiwa House Industry Co., Ltd.	14,000	513,141
Daiwa House REIT Investment Corp.	92	214,986
Daiwa Securities Group, Inc.	34,000	213,169
DeNA Co., Ltd.	2,800	65,849
Denka Co., Ltd.	6,000	200,462
Denso Corp.	3,500	192,759
Dentsu, Inc.	2,100	89,825
Disco Corp.	800	185,381
East Japan Railway Co.	2,800	271,543
Eisai Co., Ltd.	5,600	311,677
Ezaki Glico Co., Ltd.	2,200	122,018
FamilyMart UNY Holdings Co., Ltd.	1,800	102,307
FANUC Corp.	1,200	280,589
Fast Retailing Co., Ltd.	600	200,745
FUJIFILM Holdings Corp.	5,900	241,356
Fukuoka Financial Group, Inc.	19,000	98,063
GLP J-Reit	210	210,509
Hachijuni Bank, Ltd. (The)	13,400	83,917
Hankyu Hanshin Holdings, Inc.	3,900	152,051
Hirose Electric Co., Ltd.	800	120,349
Hiroshima Bank, Ltd. (The)	9,500	80,434
Hisamitsu Pharmaceutical Co., Inc.	2,700	148,658
Hokkaido Electric Power Co., Inc.(1)	16,300	128,450
Hokuhoku Financial Group, Inc.	4,000	65,933
Hokuriku Electric Power Co.	20,100	177,605
Hulic Co., Ltd.	10,000	103,160
Idemitsu Kosan Co., Ltd.	7,100	207,532

10

Security	Shares	Value
ITOCHU Corp.	8,400	$147,140
Iyo Bank, Ltd. (The)	17,300	149,345
Japan Airlines Co., Ltd.	2,000	68,455
Japan Exchange Group, Inc.	7,500	135,213
Japan Hotel REIT Investment Corp.	331	219,151
Japan Post Holdings Co., Ltd.	8,000	92,547
Japan Prime Realty Investment Corp.	62	199,411
Japan Real Estate Investment Corp.	59	276,601
Japan Retail Fund Investment Corp.	149	264,424
Japan Tobacco, Inc.	14,100	466,712
JSR Corp.	6,500	126,002
JXTG Holdings, Inc.	133,100	687,301
Kajima Corp.	9,000	93,343
Kakaku.com, Inc.	3,700	50,805
Kaneka Corp.	16,000	132,127
Kansai Electric Power Co., Inc. (The)	27,800	380,696
Kansai Paint Co., Ltd.	7,200	185,061
Kao Corp.	7,200	435,133
KDDI Corp.	60,000	1,598,558
Keikyu Corp.	5,900	122,045
Keio Corp.	3,000	130,886
Kewpie Corp.	5,300	132,210
Keyence Corp.	800	444,180
Kikkoman Corp.	2,500	85,801
Kintetsu Group Holdings Co., Ltd.	2,700	103,823
Kirin Holdings Co., Ltd.	13,800	331,253
Kobayashi Pharmaceutical Co., Ltd.	1,400	80,949
Konami Holdings Corp.	2,400	116,893
Kuraray Co., Ltd.	6,400	126,045
Kyocera Corp.	3,600	240,795
Kyowa Hakko Kirin Co., Ltd.	8,900	164,285
Kyushu Electric Power Co., Inc.	11,900	135,733
Lawson, Inc.	500	32,649
Lion Corp.	5,000	96,213
M3, Inc.	6,000	178,959
Makita Corp.	2,000	83,817
Marubeni Corp.	12,600	84,483
Maruichi Steel Tube, Ltd.	3,000	91,654
Mebuki Financial Group, Inc.	21,500	89,696
MEIJI Holdings Co., Ltd.	2,200	179,850
Miraca Holdings, Inc.	4,600	214,024
Mitsubishi Gas Chemical Co., Inc.	5,000	122,313
Mitsubishi Motors Corp.	16,700	133,731
Mitsubishi Tanabe Pharma Corp.	6,300	138,659
Mitsui & Co., Ltd.	14,200	212,068
Mizuho Financial Group, Inc.	253,900	461,306
MS&AD Insurance Group Holdings, Inc.	6,300	214,026
NEC Corp.	4,500	123,478
NH Foods, Ltd.	6,000	172,590
Nidec Corp.	1,500	199,474
Nikon Corp.	10,000	189,910
Nintendo Co., Ltd.	1,100	426,758
Nippon Building Fund, Inc.	44	212,438
Nippon Express Co., Ltd.	1,400	88,833

11

Security	Shares	Value
Nippon Kayaku Co., Ltd.	9,000	$142,890
Nippon Paper Industries Co., Ltd.	5,100	101,461
Nippon Prologis REIT, Inc.	100	210,261
Nippon Shinyaku Co., Ltd.	2,000	141,736
Nippon Shokubai Co., Ltd.	1,400	105,603
Nippon Steel & Sumitomo Metal Corp.	7,600	182,214
Nippon Telegraph & Telephone Corp.	25,900	1,252,201
Nissan Chemical Industries, Ltd.	4,100	152,928
Nissan Motor Co., Ltd.	15,900	154,633
Nisshin Seifun Group, Inc.	7,100	124,778
Nissin Foods Holdings Co., Ltd.	3,100	195,198
Nitori Holdings Co., Ltd.	800	116,265
Nomura Real Estate Master Fund, Inc.	224	280,167
Nomura Research Institute, Ltd.	2,400	101,748
NTT Data Corp.	12,500	145,585
NTT DoCoMo, Inc.	49,000	1,186,718
Obayashi Corp.	13,300	174,141
Obic Co., Ltd.	2,400	158,859
Odakyu Electric Railway Co., Ltd.	4,900	95,855
Okinawa Electric Power Co., Inc. (The)	4,730	108,068
Omron Corp.	2,900	162,503
Ono Pharmaceutical Co., Ltd.	11,200	256,694
Oracle Corp. Japan	1,400	118,462
Oriental Land Co., Ltd.	2,200	175,963
ORIX Corp.	11,000	189,130
Orix JREIT, Inc.	167	229,455
Osaka Gas Co., Ltd.	20,400	395,129
Otsuka Holdings Co., Ltd.	8,900	371,794
Rakuten, Inc.	9,100	97,377
Recruit Holdings Co., Ltd.	9,900	242,725
Relo Group, Inc.	3,100	76,748
Resona Holdings, Inc.	27,900	150,809
Ricoh Co., Ltd.	15,500	143,837
Rinnai Corp.	1,600	137,092
Santen Pharmaceutical Co., Ltd.	10,000	158,902
Sawai Pharmaceutical Co., Ltd.	1,900	107,769
SECOM Co., Ltd.	1,300	98,985
Sekisui Chemical Co., Ltd.	7,200	145,327
Sekisui House, Ltd.	6,100	114,061
Seven Bank, Ltd.	26,300	97,265
Shimadzu Corp.	4,000	83,168
Shimamura Co., Ltd.	1,000	111,408
Shimano, Inc.	800	109,473
Shimizu Corp.	6,000	70,622
Shin-Etsu Chemical Co., Ltd.	5,400	569,490
Shionogi & Co., Ltd.	2,200	118,442
Shizuoka Bank, Ltd. (The)	16,000	155,706
Showa Denko K.K.	4,900	164,184
Showa Shell Sekiyu K.K.	21,100	248,922
Sompo Holdings, Inc.	5,300	213,035
Sumitomo Corp.	12,200	176,462
Sumitomo Electric Industries, Ltd.	6,400	108,962
Sumitomo Metal Mining Co., Ltd.	5,500	216,984
Sumitomo Mitsui Financial Group, Inc.	14,000	560,878

12

Security	Shares	Value
Sumitomo Osaka Cement Co., Ltd.	12,000	$54,957
Suntory Beverage & Food, Ltd.	3,500	161,043
Suruga Bank, Ltd.	5,000	113,843
Suzuki Motor Corp.	3,700	202,661
T&D Holdings, Inc.	8,800	137,286
Taiheiyo Cement Corp.	4,300	171,867
Taisei Corp.	3,000	166,221
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	106,619
Takashimaya Co., Ltd.	16,000	147,214
Takeda Pharmaceutical Co., Ltd.	11,400	642,788
TEIJIN, Ltd.	5,500	116,409
Terumo Corp.	7,200	300,026
Toho Gas Co., Ltd.	8,800	246,036
Tohoku Electric Power Co., Inc.	23,000	301,733
Tokio Marine Holdings, Inc.	8,000	344,858
Tokyo Electron, Ltd.	1,700	299,335
Tokyo Gas Co., Ltd.	17,000	424,076
Tokyu Corp.	6,500	98,326
Toray Industries, Inc.	31,000	313,771
Toshiba Corp.(1)	59,000	170,573
Tosoh Corp.	8,000	172,646
Toyo Suisan Kaisha, Ltd.	4,200	161,574
Toyota Motor Corp.	14,800	917,986
Trend Micro, Inc.	2,700	144,784
Tsuruha Holdings, Inc.	1,200	148,779
Ube Industries, Ltd.	3,200	98,304
United Urban Investment Corp.	160	230,178
USS Co., Ltd.	5,000	101,074
West Japan Railway Co.	2,300	162,187
Yahoo! Japan Corp.	24,900	111,324
Yakult Honsha Co., Ltd.	2,100	173,624
Yamaguchi Financial Group, Inc.	8,000	96,906
Yamato Holdings Co., Ltd.	3,300	67,471
Yamazaki Baking Co., Ltd.	7,200	129,600
Yaskawa Electric Corp.	2,800	100,326
Zeon Corp.	6,000	79,882

		$40,329,159

Netherlands — 3.9%
Aalberts Industries NV	2,908	$143,396
ABN AMRO Group NV(2)	4,855	149,944
Accell Group	4,836	147,692
Akzo Nobel NV	7,746	699,315
Altice NV, Class B(1)	6,916	130,395
AMG Advanced Metallurgical Group NV	2,250	107,686
ASM International NV	2,469	165,458
ASML Holding NV	6,427	1,159,619
ASR Nederland NV	2,400	98,387
Cimpress NV(1)	973	106,193
Corbion NV	4,921	164,425
Eurocommercial Properties NV	1,439	59,918
Euronext NV(2)	1,764	104,765
Flow Traders(2)	2,849	70,834
Gemalto NV(4)	975	38,586
Gemalto NV(4)	2,249	89,019

13

Security	Shares	Value
GrandVision NV(2)	5,474	$136,620
IMCD Group NV	2,169	136,418
ING Groep NV	50,630	935,615
InterXion Holding NV(1)	3,300	176,187
Koninklijke Ahold Delhaize NV	19,052	358,468
Koninklijke KPN NV	143,773	494,704
Koninklijke Philips NV	17,805	725,605
Koninklijke Vopak NV	2,501	108,251
NN Group NV	3,534	147,995
NSI NV	1,162	44,082
Philips Lighting NV(2)	3,321	125,869
PostNL NV	28,142	119,941
QIAGEN NV(1)	6,909	234,400
Refresco Group NV(2)	7,754	179,282
RELX NV	17,050	384,934
SBM Offshore NV	6,486	115,750
TKH Group NV	1,737	116,969
TomTom NV(1)	13,510	153,916
Unilever NV	24,639	1,431,277
Vastned Retail NV	1,000	43,796
Wolters Kluwer NV	6,570	322,013

		$9,927,724

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	58,000	$344,347
Air New Zealand, Ltd.	34,574	78,107
Auckland International Airport, Ltd.	29,669	126,454
Contact Energy, Ltd.	21,345	84,008
Fisher & Paykel Healthcare Corp., Ltd.	11,759	106,656
Fletcher Building, Ltd.	39,637	199,938
Goodman Property Trust	65,888	59,088
Heartland Bank, Ltd.	76,907	99,985
Infratil, Ltd.	16,238	35,728
Kiwi Property Group, Ltd.	70,000	63,491
Mercury NZ, Ltd.	47,223	106,309
Precinct Properties New Zealand, Ltd.	121,300	107,522
Restaurant Brands New Zealand, Ltd.	8,227	38,194
Ryman Healthcare, Ltd.	20,485	130,411
SKYCITY Entertainment Group, Ltd.	41,260	109,839
Spark New Zealand, Ltd.	83,500	210,380
Summerset Group Holdings, Ltd.	16,945	56,477
Trade Me, Ltd.	28,289	87,362
Xero, Ltd.(1)	10,530	248,008
Z Energy, Ltd.	43,700	220,411

		$2,512,715

Norway — 1.9%
Aker BP ASA	3,100	$71,414
Atea ASA	15,540	196,043
Austevoll Seafood ASA	11,388	113,986
Borregaard ASA	13,595	131,025
DNB ASA	16,445	317,378
Entra ASA(2)	23,484	323,210
Europris ASA(2)	11,200	50,977
Gjensidige Forsikring ASA	7,400	139,259

14

Security	Shares	Value
Golar LNG, Ltd.	2,320	$49,022
Kongsberg Gruppen ASA	11,096	202,539
Marine Harvest ASA	15,771	307,998
Nordic American Tankers, Ltd.	4,900	21,756
Nordic Nanovector ASA(1)	4,831	49,479
Nordic Semiconductor ASA(1)	28,405	142,420
Norwegian Finans Holding ASA(1)	8,625	107,765
Salmar ASA	3,093	92,218
Scatec Solar ASA(2)	8,900	51,201
Schibsted ASA, Class B	13,669	320,772
Ship Finance International, Ltd.	3,500	52,150
SpareBank 1 SMN	4,478	46,511
SpareBank 1 SR-Bank ASA	4,300	47,628
Statoil ASA	17,807	361,794
Telenor ASA	32,196	683,642
Tomra Systems ASA	20,574	287,221
Wilh Wilhelmsen Holding ASA, Class A	1,536	44,994
XXL ASA(2)	21,116	227,717
Yara International ASA	9,849	467,755

		$4,907,874

Portugal — 1.0%
Banco Comercial Portugues SA(1)	1,455,220	$434,862
CTT-Correios de Portugal SA	51,974	306,005
EDP Renovaveis SA	9,550	78,965
EDP-Energias de Portugal SA	60,115	214,383
Galp Energia SGPS SA, Class B	19,320	359,198
Jeronimo Martins SGPS SA	17,350	315,235
Navigator Co. SA (The)	61,000	311,100
NOS SGPS SA	48,999	293,579
Pharol SGPS SA(1)	189,661	94,087
REN - Redes Energeticas Nacionais SGPS SA	15,211	48,303
Semapa-Sociedade de Investimento e Gestao	4,106	82,076

		$2,537,793

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$66,352
Best World International, Ltd.	98,000	106,913
BOC Aviation, Ltd.(2)	11,800	63,459
CapitaLand Commercial Trust, Ltd.	39,500	50,314
CapitaLand Mall Trust	45,800	67,897
ComfortDelGro Corp., Ltd.	49,300	73,085
DBS Group Holdings, Ltd.	13,800	230,440
Ezion Holdings, Ltd.(1)(3)	226,000	26,130
Flex, Ltd.(1)	26,178	465,968
Frasers Logistics & Industrial Trust	91,000	74,434
Genting Singapore PLC	439,200	393,116
Global Logistic Properties, Ltd.	32,400	78,922
Hutchison Port Holdings Trust	103,000	44,291
IGG, Inc.	53,000	71,157
Keppel Infrastructure Trust	291,400	118,636
Keppel REIT	66,000	56,891
M1, Ltd.	44,000	58,105
Mapletree Commercial Trust	57,000	65,012
Mapletree Greater China Commercial Trust	75,000	64,656

15

Security	Shares	Value
Mapletree Industrial Trust	34,200	$48,673
Mapletree Logistics Trust	70,400	65,606
Metro Holdings, Ltd.	53,000	48,795
Midas Holdings, Ltd.(1)	80,000	12,337
mm2 Asia, Ltd.(1)	142,500	60,161
Olam International, Ltd.	50,200	86,567
Raffles Medical Group, Ltd.	89,600	74,265
Sheng Siong Group, Ltd.	45,400	31,474
Singapore Airlines, Ltd.	22,900	172,583
Singapore Airport Terminal Services, Ltd.	14,800	51,051
Singapore Exchange, Ltd.	19,500	109,740
Singapore Post, Ltd.	37,200	35,068
Singapore Press Holdings, Ltd.	98,300	194,663
Singapore Technologies Engineering, Ltd.	47,600	121,521
Singapore Telecommunications, Ltd.(4)	144,100	396,558
Singapore Telecommunications, Ltd.(4)	79,300	219,381
StarHub, Ltd.	21,000	40,531
Suntec Real Estate Investment Trust	45,000	64,421
United Engineers, Ltd.	17,000	32,933
United Overseas Bank, Ltd.	16,900	305,310
Venture Corp., Ltd.	9,000	128,652
Wilmar International, Ltd.	195,800	487,239

		$4,963,307

Spain — 4.1%
Abertis Infraestructuras SA	15,707	$339,724
Acerinox SA	6,000	86,201
Aena SA(2)	1,651	302,915
Almirall SA	16,800	162,604
Amadeus IT Group SA	14,832	1,006,335
Axiare Patrimonio SOCIMI SA	6,150	115,338
Banco Bilbao Vizcaya Argentaria SA	38,700	338,411
Banco de Sabadell SA	98,366	196,950
Bankia SA	20,510	97,879
Bankinter SA	18,036	170,201
Bolsas y Mercados Espanoles SHMSF SA	1,920	65,950
CaixaBank SA	34,214	160,066
Cellnex Telecom SA(2)	2,400	59,573
Cia de Distribucion Integral Logista Holdings SA	4,197	98,325
Coca-Cola European Partners PLC	19,000	776,340
Construcciones y Auxiliar de Ferrocarriles SA	2,050	84,415
Ebro Foods SA	8,304	199,740
Enagas SA	6,668	192,063
Endesa SA	5,685	130,120
Ercros SA	35,810	115,904
Gestamp Automocion SA(1)(2)	12,257	81,432
Grifols SA	23,818	745,382
Grifols SA ADR	6,400	151,360
Hispania Activos Inmobiliarios SOCIMI SA	9,833	169,670
Iberdrola SA	87,755	709,149
Industria de Diseno Textil SA	25,850	966,222
Inmobiliaria Colonial Socimi SA	40,225	382,961
Lar Espana Real Estate Socimi SA	14,031	137,567
Prosegur Cia de Seguridad SA	16,517	126,048
Red Electrica Corp. SA	9,736	215,579

16

Security	Shares	Value
Repsol SA	42,200	$790,802
Siemens Gamesa Renewable Energy SA	5,400	78,299
Tecnicas Reunidas SA	848	27,303
Telefonica SA	87,635	918,893
Tubacex SA(1)	34,340	122,019

		$10,321,740

Sweden — 3.9%
Alfa Laval AB	3,749	$94,943
Assa Abloy AB, Class B	7,770	163,814
Attendo AB(2)	10,840	127,468
Axfood AB	7,649	138,308
BillerudKorsnas AB	16,002	275,411
BioGaia AB, Class B	2,949	107,211
Bonava AB, Class B	4,887	71,169
Capio AB(2)	22,400	114,002
Castellum AB	23,503	377,135
Catena Media PLC(1)	6,265	58,175
Cloetta AB, Class B	10,000	33,815
Com Hem Holding AB	13,980	209,868
D Carnegie & Co. AB(1)	3,500	48,408
Dometic Group AB(2)	18,000	156,501
Elekta AB, Class B	33,916	326,140
Essity Aktiebolag, Class B(1)	22,241	664,771
Fabege AB	9,848	207,943
Getinge AB, Class B	13,601	267,717
Granges AB	7,960	82,485
Hennes & Mauritz AB, Class B	20,930	525,240
Hexpol AB	14,655	148,226
Holmen AB, Class B	4,163	204,608
Hufvudstaden AB, Class A	11,335	186,520
Industrivarden AB, Class A	3,290	89,239
Industrivarden AB, Class C	3,570	91,737
Kindred Group PLC SDR	8,056	102,878
Kungsleden AB	12,476	89,028
L E Lundbergforetagen, Class B	2,000	156,114
Lundin Petroleum AB(1)	12,602	296,464
Medivir AB, Class B(1)	11,060	88,510
Modern Times Group MTG AB, Class B	2,700	102,997
Mycronic AB	12,782	151,802
NCC AB, Class B	1,905	41,102
NetEnt AB	21,100	167,219
Nibe Industrier AB, Class B	15,288	152,876
Nordea Bank AB	24,478	295,809
Pandox AB	2,329	42,450
RaySearch Laboratories AB(1)	3,639	80,660
Scandic Hotels Group AB(2)	6,000	77,399
Securitas AB, Class B	6,225	109,223
Skanska AB, Class B	3,995	87,605
SKF AB, Class B	3,418	79,430
Starbreeze AB(1)	33,624	34,937
Svenska Cellulosa AB SCA, Class B	43,531	408,755
Svenska Handelsbanken AB, Class A	10,742	153,958
Swedbank AB, Class A	7,727	191,767
Swedish Match AB	8,034	302,649

17

Security	Shares	Value
Telefonaktiebolaget LM Ericsson, Class B	101,824	$640,786
Telia Co. AB	179,900	832,660
Trelleborg AB, Class B	2,484	61,513
Volvo AB	12,900	255,501
Wihlborgs Fastigheter AB	5,892	139,889

		$9,914,835

Switzerland — 8.0%
Allreal Holding AG	1,304	$217,950
ALSO Holding AG	520	70,390
Ascom Holding AG	5,950	136,205
Autoneum Holding AG	176	47,545
Baloise Holding AG	1,432	225,765
Banque Cantonale Vaudoise	202	145,247
Belimo Holding AG	20	85,814
BKW AG	2,182	127,542
Burckhardt Compression Holdings AG	260	77,457
Cembra Money Bank AG	1,074	96,214
Clariant AG	4,869	122,504
Comet Holding AG	1,329	208,768
Compagnie Financiere Richemont SA, Class A	20,218	1,863,822
Daetwyler Holding AG	436	73,114
DKSH Holding AG	1,013	84,982
dormakaba Holding AG	136	134,609
EFG International AG	8,368	76,576
Emmi AG	245	152,955
Ems-Chemie Holding AG	842	551,991
Flughafen Zurich AG	570	123,961
Forbo Holding AG	55	83,158
Geberit AG	841	380,766
Georg Fischer AG	150	184,810
Givaudan SA	484	1,080,912
Helvetia Holding AG	372	199,981
Inficon Holding AG	320	198,754
Julius Baer Group, Ltd.	2,000	118,295
Kardex AG	528	62,869
Komax Holding AG	194	55,533
Kuehne & Nagel International AG	1,725	301,385
Landis+Gyr Group AG(1)	2,198	149,594
LEM Holding SA	25	32,715
Mobimo Holding AG	577	145,801
Nestle SA	32,517	2,735,932
Novartis AG	17,492	1,442,727
Panalpina Welttransport Holding AG	480	65,963
Pargesa Holding SA	1,628	136,331
Partners Group Holding AG	326	219,264
Roche Holding AG	473	109,917
Roche Holding AG PC	4,604	1,064,127
Schindler Holding AG	842	185,958
Schindler Holding AG PC	1,220	276,460
Schmolz & Bickenbach AG(1)	42,451	39,154
SFS Group AG	763	90,442
SGS SA	160	395,127
Sika AG, Bearer Shares	144	1,065,812
Sonova Holding AG	815	147,134

18

Security	Shares	Value
Straumann Holding AG	149	$104,032
Sulzer AG	739	94,671
Swatch Group AG (The)	2,852	214,974
Swatch Group AG (The), Bearer Shares	1,274	499,336
Swiss Life Holding AG	703	244,341
Swiss Prime Site AG	6,129	523,353
Swiss Re AG	4,990	469,610
Swisscom AG	1,796	907,383
Temenos Group AG	4,741	547,450
Valiant Holding AG	788	81,117
Valora Holding AG	268	85,887
VAT Group AG(2)	700	91,134
Vontobel Holding AG	2,114	131,552
Zurich Insurance Group AG	2,172	662,818

		$20,249,990

United Kingdom — 15.6%
3i Group PLC	7,509	$95,831
Admiral Group PLC	7,337	187,429
Antofagasta PLC	15,011	190,244
Assura PLC	171,909	137,997
AstraZeneca PLC	21,306	1,441,585
Aveva Group PLC	5,486	183,795
Aviva PLC	45,125	302,718
Babcock International Group PLC	11,872	128,011
BAE Systems PLC	53,721	423,178
Bellway PLC	2,729	132,318
Berkeley Group Holdings PLC	2,841	141,171
BHP Billiton PLC	34,199	619,195
Big Yellow Group PLC	18,850	194,764
British American Tobacco PLC	18,379	1,187,464
BTG PLC(1)	28,530	285,602
Bunzl PLC	7,458	232,320
Carnival PLC	4,230	278,877
Centamin PLC	78,849	145,930
Close Brothers Group PLC	8,168	150,644
Cobham PLC(1)	51,870	95,733
Compass Group PLC	22,337	490,394
Computacenter PLC	6,506	85,959
ConvaTec Group PLC(2)	54,000	140,498
Croda International PLC	3,213	178,561
Daily Mail & General Trust PLC, Class A	7,483	68,917
Dignity PLC	2,785	89,657
Direct Line Insurance Group PLC	36,729	181,277
DS Smith PLC	37,244	257,577
easyJet PLC	5,421	96,412
Elementis PLC	29,679	112,076
Essentra PLC	15,665	110,750
Experian PLC	15,961	336,271
F&C Commercial Property Trust, Ltd.	84,703	160,429
Ferguson PLC	4,562	319,021
Fidessa Group PLC	3,532	106,797
FirstGroup PLC(1)	47,376	69,210
Fresnillo PLC	7,025	121,492
G4S PLC	40,281	150,305

19

Security	Shares	Value
GlaxoSmithKline PLC	79,294	$1,423,116
Grainger PLC	44,653	165,140
Great Portland Estates PLC	35,746	295,287
Greene King PLC	15,057	108,193
Halma PLC	20,933	328,457
Hammerson PLC	50,263	349,892
Hansteen Holdings PLC	110,587	201,095
Howden Joinery Group PLC	17,122	93,245
HSBC Holdings PLC	135,048	1,318,760
Imperial Brands PLC	14,265	581,606
Indivior PLC(1)	15,000	74,020
Informa PLC	19,560	181,051
Inmarsat PLC	51,170	422,076
Intertek Group PLC	2,463	177,437
John Wood Group PLC	39,561	374,081
Johnson Matthey PLC	4,006	179,852
Just Eat PLC(1)	33,341	345,414
Kingfisher PLC	52,091	216,575
Land Securities Group PLC	39,355	505,466
Legal & General Group PLC	59,596	211,302
Lloyds Banking Group PLC	538,257	487,893
London Stock Exchange Group PLC	3,749	187,221
LondonMetric Property PLC	65,200	152,658
Marks & Spencer Group PLC	21,900	100,091
Meggitt PLC	22,446	154,519
Melrose Industries PLC	47,201	137,867
Merlin Entertainments PLC(2)	18,929	95,219
Micro Focus International PLC	18,295	642,603
Mimecast, Ltd.(1)	2,400	76,296
Mondi PLC	7,410	179,205
Moneysupermarket.com Group PLC	49,262	212,545
National Grid PLC	164,906	1,985,049
NCC Group PLC	55,133	168,371
Next PLC	3,752	245,256
Pearson PLC	23,750	221,769
Pennon Group PLC	44,900	473,542
Persimmon PLC	4,000	148,862
Playtech PLC	21,438	280,124
Provident Financial PLC	10,491	129,839
Randgold Resources, Ltd.	2,477	243,409
Reckitt Benckiser Group PLC	7,993	715,107
RELX PLC	18,784	432,237
Rentokil Initial PLC	45,403	202,468
Rightmove PLC	4,500	248,258
Rio Tinto PLC	19,483	920,778
Rolls-Royce Holdings PLC	24,199	312,723
Rolls-Royce Holdings PLC, Class C	1,113,154	1,478
Royal Dutch Shell PLC, Class A	58,587	1,844,306
Royal Dutch Shell PLC, Class B	47,879	1,541,573
Royal Mail PLC	24,965	124,055
RPC Group PLC	11,288	141,264
RSA Insurance Group PLC	27,586	230,352
Sage Group PLC (The)	61,511	608,873
Savills PLC	11,000	136,269

20

Security	Shares	Value
Segro PLC	61,723	$445,585
Severn Trent PLC	20,500	574,808
Shaftesbury PLC	21,900	288,153
Sky PLC(1)	16,721	209,418
Spirax-Sarco Engineering PLC	2,730	204,849
Standard Life Aberdeen PLC	27,303	155,797
Synthomer PLC	17,348	112,808
TalkTalk Telecom Group PLC	75,000	212,685
Tate & Lyle PLC	26,275	225,710
Tritax Big Box REIT PLC	139,760	273,437
UBM PLC	12,895	120,466
Unilever PLC	14,993	849,713
UNITE Group PLC (The)	22,502	210,212
United Utilities Group PLC	49,100	543,223
Victrex PLC	5,241	166,878
Vodafone Group PLC	1,050,703	3,005,366
WH Smith PLC	3,964	107,772
Whitbread PLC	2,947	144,540
William Hill PLC	42,200	144,810
Worldpay Group PLC(2)	90,000	485,155
WPP PLC	21,438	379,007

		$39,824,945

Total Common Stocks (identified cost $214,186,024)		$253,187,993

Rights (1) — 0.0%(5)

Security	Shares	Value
Macquarie Atlas Roads Group	4,551	$2,926

Total Rights (identified cost $0)		$2,926

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(6)	974,974	$975,071

Total Short-Term Investments (identified cost $975,071)		$975,071

Total Investments — 99.8% (identified cost $215,161,095)		$254,165,990

Other Assets, Less Liabilities — 0.2%		$405,288

Net Assets — 100.0%		$254,571,278

21

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $6,631,521 or 2.6% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $13,573.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.3%	$87,232,951
British Pound Sterling	16.1	40,959,939
Japanese Yen	15.8	40,329,159
Swiss Franc	8.1	20,555,542
Australian Dollar	7.6	19,279,139
Swedish Krona	3.9	9,914,835
Hong Kong Dollar	3.6	9,098,565
United States Dollar	2.4	6,202,748
Danish Krone	1.9	4,899,438
Norwegian Krone	1.9	4,884,770
Singapore Dollar	1.7	4,318,432
Israeli Shekel	1.5	3,977,757
New Zealand Dollar	1.0	2,512,715

Total Investments	99.8%	$254,165,990

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.9%	$27,846,072
Industrials	10.6	26,968,441
Consumer Discretionary	10.3	26,193,237
Consumer Staples	10.1	25,815,385
Information Technology	9.5	24,285,811
Materials	9.4	23,975,369
Health Care	9.2	23,373,508
Telecommunication Services	8.2	20,948,951
Real Estate	8.2	20,758,988
Utilities	7.3	18,505,941
Energy	5.7	14,519,216
Short-Term Investments	0.4	975,071

Total Investments	99.8%	$254,165,990

22

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Fund did not have any open derivative instruments at October 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$1,136,455	$76,333,399		$76,506	$77,546,360
Developed Europe	3,032,564	167,650,878		—	170,683,442
Developed Middle East	980,434	3,977,757		—	4,958,191
Total Common Stocks	$5,149,453	$247,962,034	**	$76,506	$253,187,993
Rights	$—	$2,926		$—	$2,926
Short-Term Investments	—	975,071		—	975,071
Total Investments	$5,149,453	$248,940,031		$76,506	$254,165,990

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2017 is not presented. At October 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Parametric Volatility Risk Premium – Defensive Fund

October 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 50.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
Arconic, Inc.	6,236	$156,648
Boeing Co. (The)	3,255	839,725
Raytheon Co.	2,589	466,538
United Technologies Corp.	5,241	627,662

		$2,090,573

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	2,720	$213,602
Expeditors International of Washington, Inc.	4,712	275,086

		$488,688

Airlines — 0.2%
American Airlines Group, Inc.	3,176	$148,700
Southwest Airlines Co.	4,944	266,284

		$414,984

Auto Components — 0.3%
BorgWarner, Inc.	5,600	$295,232
Goodyear Tire & Rubber Co. (The)	6,056	185,253

		$480,485

Banks — 3.4%
Bank of America Corp.	49,396	$1,352,956
Citigroup, Inc.	14,432	1,060,752
Citizens Financial Group, Inc.	4,594	174,618
Fifth Third Bancorp	2,672	77,221
JPMorgan Chase & Co.	16,900	1,700,309
People’s United Financial, Inc.	1,616	30,155
U.S. Bancorp	6,843	372,122
Wells Fargo & Co.	22,917	1,286,560
Zions Bancorporation	643	29,874

		$6,084,567

Beverages — 1.3%
Brown-Forman Corp., Class B	66	$3,763
Coca-Cola Co. (The)	20,311	933,900
Constellation Brands, Inc., Class A	437	95,743
Monster Beverage Corp.(1)	6,140	355,690
PepsiCo, Inc.	8,199	903,776

		$2,292,872

Biotechnology — 1.8%
AbbVie, Inc.	8,510	$768,028
Amgen, Inc.	4,437	777,451
Celgene Corp.(1)	5,089	513,836
Gilead Sciences, Inc.	8,626	646,605
Regeneron Pharmaceuticals, Inc.(1)	765	308,004
Vertex Pharmaceuticals, Inc.(1)	1,550	226,657

		$3,240,581

1

Security	Shares	Value
Building Products — 0.2%
A.O. Smith Corp.	399	$23,621
Allegion PLC	279	23,266
Fortune Brands Home & Security, Inc.	3,024	199,765
Masco Corp.	4,506	179,429

		$426,081

Capital Markets — 1.7%
Affiliated Managers Group, Inc.	19	$3,544
Ameriprise Financial, Inc.	224	35,065
Cboe Global Markets, Inc.	220	24,873
Charles Schwab Corp. (The)	10,267	460,372
E*TRADE Financial Corp.(1)	5,242	228,499
Franklin Resources, Inc.	3,065	129,129
Goldman Sachs Group, Inc. (The)	2,549	618,082
Invesco, Ltd.	3,013	107,835
Morgan Stanley	10,868	543,400
Nasdaq, Inc.	3,699	268,732
Northern Trust Corp.	3,554	332,370
Raymond James Financial, Inc.	298	25,264
S&P Global, Inc.	1,315	205,758

		$2,982,923

Chemicals — 1.1%
Air Products and Chemicals, Inc.	2,082	$331,933
Albemarle Corp.	1,137	160,192
CF Industries Holdings, Inc.	4,816	182,912
DowDuPont, Inc.	5,974	431,980
Eastman Chemical Co.	39	3,541
Ecolab, Inc.	1,349	176,260
FMC Corp.	2,601	241,529
International Flavors & Fragrances, Inc.	155	22,850
LyondellBasell Industries NV, Class A	3,254	336,887
Sherwin-Williams Co. (The)	64	25,290

		$1,913,374

Commercial Services & Supplies — 0.2%
Cintas Corp.	394	$58,722
Pitney Bowes, Inc.	232	3,188
Republic Services, Inc.	4,287	278,955

		$340,865

Communications Equipment — 0.5%
Cisco Systems, Inc.	19,272	$658,139
Harris Corp.	2,299	320,297
Juniper Networks, Inc.	112	2,781

		$981,217

Construction & Engineering — 0.1%
Fluor Corp.	1,090	$46,968
Jacobs Engineering Group, Inc.	418	24,332
Quanta Services, Inc.(1)	635	23,959

		$95,259

Construction Materials — 0.0%(2)
Martin Marietta Materials, Inc.	284	$61,585

		$61,585

2

Security	Shares	Value

Containers & Packaging — 0.2%
Avery Dennison Corp.	282	$29,940
Sealed Air Corp.	5,965	263,832
WestRock Co.	2,543	155,962

		$449,734

Distributors — 0.0%(2)
LKQ Corp.(1)	99	$3,731

		$3,731

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	1,485	$36,739

		$36,739

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	9,201	$1,720,035

		$1,720,035

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	17,797	$598,869
CenturyLink, Inc.	1,251	23,756
Level 3 Communications, Inc.(1)	1,510	80,981
Verizon Communications, Inc.	21,696	1,038,588

		$1,742,194

Electric Utilities — 0.9%
Alliant Energy Corp.	907	$39,237
Edison International	3,850	307,808
Entergy Corp.	2,613	225,397
Exelon Corp.	4,895	196,828
FirstEnergy Corp.	9,396	309,598
NextEra Energy, Inc.	3,491	541,349
Pinnacle West Capital Corp.	538	47,188

		$1,667,405

Electrical Equipment — 0.2%
Acuity Brands, Inc.	197	$32,938
AMETEK, Inc.	409	27,603
Eaton Corp. PLC	2,977	238,220

		$298,761

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	432	$20,226
TE Connectivity, Ltd.	3,728	339,136

		$359,362

Energy Equipment & Services — 0.4%
National Oilwell Varco, Inc.	1,842	$62,978
Schlumberger, Ltd.	9,147	585,408
Transocean, Ltd.(1)	1,406	14,763

		$663,149

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	2,132	$306,304
Apartment Investment & Management Co., Class A	3,499	153,886
Digital Realty Trust, Inc.	1,858	220,062
Essex Property Trust, Inc.	1,182	310,192

3

Security	Shares	Value
Extra Space Storage, Inc.	1,944	$158,611
Federal Realty Investment Trust	727	87,618
Host Hotels & Resorts, Inc.	2,960	57,898
Iron Mountain, Inc.	1,183	47,320
Macerich Co. (The)	2,720	148,512
Mid-America Apartment Communities, Inc.	1,841	188,426
Public Storage	1,737	359,993
Regency Centers Corp.	1,016	62,535
UDR, Inc.	923	35,803
Welltower, Inc.	3,527	236,168
Weyerhaeuser Co.	4,234	152,043

		$2,525,371

Food & Staples Retailing — 0.9%
CVS Health Corp.	7,368	$504,929
Sysco Corp.	6,165	342,897
Wal-Mart Stores, Inc.	8,830	770,948

		$1,618,774

Food Products — 0.6%
Hormel Foods Corp.	4,518	$140,781
JM Smucker Co. (The)	3,020	320,271
Kellogg Co.	409	25,575
McCormick & Co., Inc.	1,955	194,581
Tyson Foods, Inc., Class A	4,929	359,373

		$1,040,581

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(1)	14,395	$405,075
Cooper Cos., Inc. (The)	370	88,896
Dentsply Sirona, Inc.	608	37,131
IDEXX Laboratories, Inc.(1)	1,934	321,373
Intuitive Surgical, Inc.(1)	1,172	439,922
Medtronic PLC	8,885	715,420
Varian Medical Systems, Inc.(1)	594	61,889

		$2,069,706

Health Care Providers & Services — 1.6%
Aetna, Inc.	2,676	$455,000
Cardinal Health, Inc.	5,306	328,441
Centene Corp.(1)	122	11,428
Cigna Corp.	2,025	399,371
Express Scripts Holding Co.(1)	6,806	417,140
Henry Schein, Inc.(1)	724	56,906
UnitedHealth Group, Inc.	5,200	1,093,144

		$2,761,430

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.(1)	440	$119,636
McDonald’s Corp.	4,006	668,642
Royal Caribbean Cruises, Ltd.	2,881	356,581
Starbucks Corp.	3,687	202,195
Wyndham Worldwide Corp.	1,441	153,971
Wynn Resorts, Ltd.	756	111,502

		$1,612,527

4

Security	Shares	Value
Household Durables — 0.2%
Garmin, Ltd.	2,078	$117,636
Leggett & Platt, Inc.	706	33,365
Lennar Corp., Class A	1,467	81,668
PulteGroup, Inc.	2,356	71,222

		$303,891

Household Products — 0.8%
Clorox Co. (The)	2,270	$287,223
Procter & Gamble Co. (The)	13,401	1,157,043

		$1,444,266

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	25,073	$266,526
NRG Energy, Inc.	2,933	73,325

		$339,851

Industrial Conglomerates — 1.2%
3M Co.	1,990	$458,078
General Electric Co.	47,277	953,104
Honeywell International, Inc.	4,917	708,835
Roper Technologies, Inc.	39	10,069

		$2,130,086

Insurance — 1.3%
Aflac, Inc.	4,762	$399,484
Arthur J. Gallagher & Co.	57	3,610
Assurant, Inc.	34	3,422
Brighthouse Financial, Inc.(1)	416	25,867
Chubb, Ltd.	2,730	411,739
Cincinnati Financial Corp.	136	9,543
Everest Re Group, Ltd.	99	23,508
Hartford Financial Services Group, Inc.	6,347	349,402
Lincoln National Corp.	1,238	93,816
Marsh & McLennan Cos., Inc.	3,836	310,447
Progressive Corp. (The)	2,370	115,301
Torchmark Corp.	1,762	148,237
Travelers Cos., Inc. (The)	2,761	365,694
Unum Group	1,433	74,573
XL Group, Ltd.	877	35,492

		$2,370,135

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	1,852	$2,046,978
Expedia, Inc.	451	56,222
Priceline Group, Inc. (The)(1)	172	328,857
TripAdvisor, Inc.(1)	3,852	144,450

		$2,576,507

Internet Software & Services — 2.5%
Akamai Technologies, Inc.(1)	494	$25,812
Alphabet, Inc., Class A(1)	1,455	1,503,073
Alphabet, Inc., Class C(1)	978	994,274
Facebook, Inc., Class A(1)	10,099	1,818,426
VeriSign, Inc.(1)	37	3,978

		$4,345,563

5

Security	Shares	Value
IT Services — 2.0%
Accenture PLC, Class A	4,111	$585,242
CSRA, Inc.	101	3,231
Fidelity National Information Services, Inc.	4,152	385,140
Global Payments, Inc.	505	52,495
International Business Machines Corp.	2,419	372,671
Mastercard, Inc., Class A	5,005	744,594
Teradata Corp.(1)	101	3,378
Total System Services, Inc.	113	8,142
Visa, Inc., Class A	9,874	1,085,942
Western Union Co.	14,197	281,952

		$3,522,787

Leisure Products — 0.0%(2)
Hasbro, Inc.	516	$47,777

		$47,777

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	1,270	$91,846

		$91,846

Machinery — 0.8%
Cummins, Inc.	1,827	$323,160
Flowserve Corp.	1,513	66,678
Fortive Corp.	2,243	162,079
Illinois Tool Works, Inc.	2,934	459,230
Ingersoll-Rand PLC	726	64,324
PACCAR, Inc.	5,222	374,574
Pentair PLC	53	3,734
Xylem, Inc.	65	4,324

		$1,458,103

Media — 1.4%
Comcast Corp., Class A	26,375	$950,291
News Corp., Class A	18,862	257,655
News Corp., Class B	1,881	26,146
Scripps Networks Interactive, Inc., Class A	3,117	259,584
Twenty-First Century Fox, Inc., Class B	2,260	57,517
Walt Disney Co. (The)	8,971	877,453

		$2,428,646

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.(1)	7,343	$102,655
Nucor Corp.	1,658	95,882

		$198,537

Multi-Utilities — 0.3%
Centerpoint Energy, Inc.	7,340	$217,117
CMS Energy Corp.	5,982	289,350
NiSource, Inc.	3,625	95,591

		$602,058

Multiline Retail — 0.3%
Dollar Tree, Inc.(1)	2,251	$205,404
Kohl’s Corp.	1,427	59,592
Target Corp.	5,487	323,952

		$588,948

6

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.6%
Andeavor	2,749	$292,054
Apache Corp.	1,737	71,860
Cabot Oil & Gas Corp.	6,405	177,418
Chevron Corp.	9,916	1,149,165
Cimarex Energy Co.	229	26,777
EQT Corp.	3,632	227,145
Exxon Mobil Corp.	20,363	1,697,256
Hess Corp.	2,612	115,346
Marathon Oil Corp.	1,997	28,397
Murphy Oil Corp.	751	20,089
Newfield Exploration Co.(1)	7,306	224,952
ONEOK, Inc.	5,106	277,103
Range Resources Corp.	15,196	275,200

		$4,582,762

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,089	$121,761

		$121,761

Pharmaceuticals — 2.6%
Allergan PLC	264	$46,789
Bristol-Myers Squibb Co.	10,842	668,518
Johnson & Johnson	12,757	1,778,453
Merck & Co., Inc.	15,313	843,593
Perrigo Co. PLC	1,136	92,005
Pfizer, Inc.	31,540	1,105,792

		$4,535,150

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	58	$6,776
Equifax, Inc.	845	91,708
Robert Half International, Inc.	65	3,365
Verisk Analytics, Inc.(1)	3,497	297,420

		$399,269

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,422	$95,233

		$95,233

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	1,150	$122,349
Kansas City Southern	1,110	115,684
Ryder System, Inc.	41	3,324
Union Pacific Corp.	5,483	634,877

		$876,234

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.(1)	1,829	$20,092
Analog Devices, Inc.	2,192	200,130
Applied Materials, Inc.	7,374	416,115
Broadcom, Ltd.	2,706	714,140
First Solar, Inc.(1)	97	5,318
Intel Corp.	25,405	1,155,673
NVIDIA Corp.	2,920	603,885
Qorvo, Inc.(1)	592	44,879
Skyworks Solutions, Inc.	3,085	351,258

		$3,511,490

7

Security	Shares	Value
Software — 2.7%
Autodesk, Inc.(1)	900	$112,464
CA, Inc.	9,077	293,913
Microsoft Corp.	34,582	2,876,531
Oracle Corp.	17,579	894,771
Red Hat, Inc.(1)	2,737	330,712
Symantec Corp.	10,643	345,897

		$4,854,288

Specialty Retail — 0.8%
AutoNation, Inc.(1)	756	$35,834
Best Buy Co., Inc.	1,644	92,031
CarMax, Inc.(1)	2,798	210,130
Gap, Inc. (The)	885	23,001
Home Depot, Inc. (The)	5,433	900,683
L Brands, Inc.	1,325	57,028
Ross Stores, Inc.	1,159	73,585
Tiffany & Co.	844	79,015

		$1,471,307

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	22,619	$3,823,516
NetApp, Inc.	2,400	106,608
Seagate Technology PLC	2,048	75,715
Xerox Corp.	1,930	58,498

		$4,064,337

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.	3,283	$73,868
Michael Kors Holdings, Ltd.(1)	81	3,954
PVH Corp.	1,903	241,319
Ralph Lauren Corp.	1,633	146,039
Tapestry, Inc.	416	17,035
Under Armour, Inc., Class A(1)	15,297	191,518

		$673,733

Tobacco — 0.4%
Altria Group, Inc.	4,163	$267,348
Philip Morris International, Inc.	3,906	408,724

		$676,072

Trading Companies & Distributors — 0.1%
Fastenal Co.	960	$45,091
United Rentals, Inc.(1)	1,096	155,062
W.W. Grainger, Inc.	386	76,313

		$276,466

Water Utilities — 0.1%
American Water Works Co., Inc.	2,340	$205,358

		$205,358

Total Common Stocks (identified cost $83,496,099)		$89,256,014

8

U.S. Treasury Obligations — 20.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.00%, 3/15/18(3)	$8,830	$8,821,325
1.00%, 5/15/18	13,000	12,978,379
1.00%, 9/15/18	15,000	14,939,213

Total U.S. Treasury Obligations (identified cost $36,758,604)		$36,738,917

Short-Term Investments — 28.2%

U.S. Treasury Obligations — 22.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 1/4/18(3)	$4,115	$4,107,374
0.00%, 3/29/18(3)	5,500	5,473,008
0.00%, 4/26/18	3,600	3,578,266
0.00%, 6/21/18	16,000	15,867,244
0.00%, 9/13/18	10,000	9,882,158

Total U.S. Treasury Obligations (identified cost $38,934,964)		$38,908,050

Other — 6.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(4)	10,957,985	$10,959,081

Total Other (identified cost $10,959,081)		$10,959,081

Total Short-Term Investments (identified cost $49,894,045)		$49,867,131

Total Investments — 99.4% (identified cost $170,148,748)		$175,862,062

Total Options Written — (0.2)% (premiums received $446,292)		$(305,323)

Other Assets, Less Liabilities — 0.8%		$1,325,073

Net Assets — 100.0%		$176,881,812

9

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2017 was $48,069.

Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	26	$6,695,676	$2,570	11/1/17	$(19,760)
S&P 500 Index	26	6,695,676	2,585	11/3/17	(7,475)
S&P 500 Index	26	6,695,676	2,580	11/6/17	(15,210)
S&P 500 Index	27	6,953,202	2,585	11/8/17	(14,985)
S&P 500 Index	28	7,210,728	2,585	11/10/17	(18,200)
S&P 500 Index	27	6,953,202	2,585	11/13/17	(20,385)
S&P 500 Index	28	7,210,728	2,595	11/15/17	(14,140)
S&P 500 Index	28	7,210,728	2,605	11/17/17	(9,380)
S&P 500 Index	28	7,210,728	2,605	11/20/17	(10,080)
S&P 500 Index	30	7,725,780	2,600	11/22/17	(16,500)
S&P 500 Index	30	7,725,780	2,615	11/24/17	(7,650)
S&P 500 Index	30	7,725,780	2,605	11/27/17	(14,850)

Total					$(168,615)

Put Options Written — (0.1)%

Exchange-Traded Options — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	26	$6,695,676	$2,490	11/1/17	$(195)
S&P 500 Index	26	6,695,676	2,500	11/3/17	(1,170)
S&P 500 Index	26	6,695,676	2,495	11/6/17	(1,690)
S&P 500 Index	27	6,953,202	2,510	11/8/17	(4,253)
S&P 500 Index	28	7,210,728	2,510	11/10/17	(6,790)
S&P 500 Index	27	6,953,202	2,510	11/13/17	(8,370)
S&P 500 Index	28	7,210,728	2,515	11/15/17	(12,880)
S&P 500 Index	28	7,210,728	2,525	11/17/17	(18,760)
S&P 500 Index	28	7,210,728	2,515	11/20/17	(17,500)
S&P 500 Index	30	7,725,780	2,495	11/22/17	(16,350)
S&P 500 Index	30	7,725,780	2,525	11/24/17	(24,900)
S&P 500 Index	30	7,725,780	2,515	11/27/17	(23,850)

Total					$(136,708)

At October 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

10

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

At October 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $305,323.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$89,256,014 *	$—	$—	$89,256,014
U.S. Treasury Obligations	—	36,738,917	—	36,738,917
Short-Term Investments -
U.S. Treasury Obligations	—	38,908,050	—	38,908,050
Other	—	10,959,081	—	10,959,081
Total Investments	$89,256,014	$86,606,048	$—	$175,862,062

Liability Description
Call Options Written	$(168,615)	$—	$—	$(168,615)
Put Options Written	(136,708)	—	—	(136,708)
Total	$(305,323)	$—	$—	$(305,323)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

11

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017